MassMutual Global Floating Rate Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.7%

COMMON STOCK — 0.7%
Communications — 0.0%
Telecommunications — 0.0%
Vantiva SA (a)	88,751	$20,522
Consumer, Cyclical — 0.2%
Entertainment — 0.1%
Technicolor Creative Studios SA (a)	2,994,515	111,367
Leisure Time — 0.1%
Carlson Travel, Inc. (a)	43,227	178,311
		289,678
Consumer, Non-cyclical — 0.3%
Food — 0.2%
CTI Foods Holding Co. LLC (a) (b) (c)	4,657	504,027
Health Care – Services — 0.1%
Don Jersey Topco Ltd. (Acquired 8/03/20-6/23/23, Cost $234,326) (a) (b) (c) (d)	353,106	156,956
		660,983
Energy — 0.2%
Oil & Gas Services — 0.2%
KCA Deutag International Ltd. (a)	7,834	438,704
Financial — 0.0%
Diversified Financial Services — 0.0%
Travelex Topco Ltd. (a) (b) (c)	3,602	—
Industrial — 0.0%
Transportation — 0.0%
Bahia De Las Isletas SL, Class A2 (a) (b) (c)	688	—
Bahia De Las Isletas SL, Class A3 (a) (b) (c)	98	—
Bahia De Las Isletas SL, Class B2 (a) (b) (c)	876	—

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bahia De Las Isletas SL, Class B3 (a) (b) (c)	125	$—
		—

TOTAL COMMON STOCK (Cost $1,849,293)		1,409,887

TOTAL EQUITIES (Cost $1,849,293)		1,409,887

	Principal Amount
BONDS & NOTES — 92.0%
BANK LOANS — 88.0%
Advertising — 1.7%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%, 3 mo. USD LIBOR + 3.500%
8.584% 8/21/26	$1,664,067	1,586,205
Summer (BC) Holdco B SARL, USD Term Loan B1, 3 mo. USD LIBOR + 5.000%
10.499% VRN 12/04/26	1,993,557	1,868,959
		3,455,164
Aerospace & Defense — 0.4%
TransDigm, Inc., 2023 Term Loan I, 3 mo. USD Term SOFR + 3.250%
8.492% VRN 8/24/28	856,775	855,952
Airlines — 2.1%
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
8.839% VRN 8/11/28	768,404	767,306
American Airlines, Inc.
2023 Term Loan B, 6 mo. USD Term SOFR + 2.750%
8.154% VRN 2/15/28	883,613	866,550
2021 Term Loan, 3 mo. USD LIBOR + 4.750%
10.000% VRN 4/20/28	1,013,025	1,033,285
Kestrel Bidco, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.251% VRN 12/11/26	558,230	540,400
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
9.292% VRN 4/21/28	932,878	931,068
		4,138,609
Apparel — 0.7%
Crocs, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.702% VRN 2/20/29	712,888	713,944
Hanesbrands, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.852% VRN 3/08/30	404,445	405,456
Samsonite International SA, 2023 Term Loan, 1 mo. USD Term SOFR + 2.750%
7.826% VRN 6/21/30	239,122	239,571
		1,358,971

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banks — 0.1%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
11.688% VRN 8/02/29	$250,358	$222,818
Beverages — 0.3%
Amphora Finance Ltd., 2018 GBP Term Loan B, 6 mo. SONIA + 4.750%
9.378% VRN 5/23/25 GBP (e)	500,000	306,502
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR
5.242% VRN 3/31/28	368,297	355,465
		661,967
Biotechnology — 0.5%
Advanz Pharma Corp., 2021 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.500%
8.098% VRN 6/01/28 EUR (e)	1,000,000	1,070,937
Building Materials — 0.5%
CP Atlas Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.952% VRN 11/23/27	232,352	218,179
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, 3 mo. EURIBOR + 3.925%
7.523% VRN 4/12/28 EUR (e)	853,470	792,775
		1,010,954
Chemicals — 6.3%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 4.750%
9.989% VRN 8/27/26	746,173	729,967
Colouroz Investment 1 GmbH
Initial EUR Term Loan, 3 mo. EUR EURIBOR + 4.250%
6.497% VRN 9/21/23 EUR (e)	204,986	150,146
EUR Term Loan B3, 3 mo. EUR EURIBOR + 4.250%
6.667% VRN 9/21/23 EUR (e)	14,974	10,968
Consolidated Energy Finance SA, Term Loan B, 3 mo. USD LIBOR + 2.500%
8.038% VRN 5/07/25	227,608	221,747
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
9.253% VRN 12/29/27	1,520,192	1,146,985
Cyanco Intermediate Corp., 2018 Term Loan B, 1 mo. USD LIBOR + 3.250%
8.428% VRN 3/16/25	1,242,714	1,234,947
Flint Group GmbH
EUR Add on Term Loan B4, 3 mo. EUR EURIBOR + 4.250%
0.750% VRN 9/21/23 EUR (e)	100,448	73,575
EUR Term Loan B5, 3 mo. EUR EURIBOR + 4.250%
0.750% VRN 9/21/23 EUR (e)	63,688	46,649
2017 EUR Incremental B6, 3 mo. EUR EURIBOR + 4.250%
0.750% VRN 9/21/23 EUR (e)	3,690	2,703
2017 EUR Incremental B7, 3 mo. EUR EURIBOR + 4.250%
7.265% VRN 9/21/23 EUR (e)	345,349	252,957
USD Term Loan C, 3 mo. USD LIBOR + 4.250%
9.066% VRN 9/21/23	595,079	400,024
Flint Group U.S. LLC, USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 4.250%
0.750% - 9.523% VRN 9/21/23	3,712,753	2,495,787
Kraton Corp., 2022 USD Term Loan, 3 mo. USD Term SOFR + 3.250%
8.766% VRN 3/15/29	396,132	395,142
LSF11 A5 Holdco LLC, Term Loan, 1 mo. USD Term SOFR + 3.500%
8.717% VRN 10/15/28	681,417	671,196

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New Arclin U.S. Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.952% VRN 9/30/28	$874,182	$814,449
Olympus Water U.S. Holding Corp., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.253% VRN 11/09/28	918,040	880,171
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.304% VRN 4/23/29	1,533,047	1,347,165
Polar US Borrower LLC, 2018 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750%
9.667% - 9.827% VRN 10/15/25	1,214,853	954,668
Starfruit Finco BV, 2023 Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.990% VRN 4/03/28	218,659	216,380
Trinseo Materials Operating SCA, 2021 Term Loan B2, 1 mo. USD LIBOR + 2.500%
7.693% VRN 5/03/28	727,547	573,751
		12,619,377
Commercial Services — 7.7%
APX Group, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%, 3 mo. U.S. (Fed) Prime Rate + 2.250%
8.764% - 10.500% VRN 7/10/28	707,963	706,965
AVSC Holding Corp., 2020 Term Loan B1, 1 mo. USD LIBOR + 3.250%
8.760% VRN 3/03/25	647,017	630,441
BCP V Modular Services Holdings IV Ltd., EUR Term Loan B, 3 mo. EUR EURIBOR + 4.425%
8.023% VRN 12/15/28 EUR (e)	1,000,000	1,021,636
CoreLogic, Inc.
2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
7.000% VRN 6/04/29	532,670	427,468
Term Loan, 1 mo. USD LIBOR + 3.500%
8.750% VRN 6/02/28	560,964	505,709
Eagle Bidco Ltd., 2021 GBP Term Loan B, 1 mo. SONIA + 4.750%
9.460% VRN 3/20/28 GBP (e)	500,000	595,401
Emrld Borrower LP, Term Loan B
0.000% 5/31/30 (f)	424,939	424,540
Ensono LP, 2021 Term Loan, 3 mo. USD LIBOR + 3.750%
9.288% VRN 5/26/28	638,990	573,494
Fugue Finance BV, EUR Term Loan, 3 mo. EUR EURIBOR + 4.750%
8.212% VRN 1/31/28 EUR (e)	1,000,000	1,087,447
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EUR EURIBOR + 4.250%
7.982% VRN 10/24/25 EUR (e)	2,000,000	2,160,577
Mavis Tire Express Services Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.217% VRN 5/04/28	748,092	740,611
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
10.004% VRN 4/11/29	998,752	876,904
PECF USS Intermediate Holding III Corp., Term Loan B, 3 mo. USD LIBOR + 4.250%
9.523% VRN 12/15/28	498,734	406,468
Prometric Holdings, Inc., 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.000%
8.525% VRN 1/29/25	974,555	904,874
Sabre GLBL, Inc.
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.500%
8.717% VRN 12/17/27	465,931	362,727

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.500%
8.717% VRN 12/17/27	$298,938	$232,723
Spin Holdco, Inc., 2021 Term Loan
0.000% VRN 3/04/28 (f)	650,000	554,821
Techem Verwaltungsgesellschaft 675 mbH, EUR Term Loan B4, 6 mo. EUR EURIBOR + 2.375%
5.107% VRN 7/15/25 EUR (e)	1,000,000	1,085,253
Verisure Holding AB, 2021 EUR Term Loan, 3 mo. EUR EURIBOR + 3.250%
6.804% VRN 3/27/28 EUR (e)	1,375,000	1,446,161
Wand NewCo 3, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 2.750%
2.996% VRN 2/05/26	484,824	480,179
		15,224,399
Computers — 3.0%
Ahead DB Holdings LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
9.288% VRN 10/18/27	935,406	869,590
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 4.750%
10.030% VRN 7/27/28	673,059	504,511
McAfee LLC, 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.010% VRN 3/01/29	770,320	735,332
Panther Commercial Holdings LP, Term Loan, 1 mo. USD LIBOR + 4.250%
9.443% VRN 1/07/28	973,797	947,826
Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
10.005% VRN 4/27/28	480,805	398,770
SITEL Worldwide Corp., 2021 USD Term Loan, 1 mo. USD LIBOR + 3.750%
8.950% VRN 8/28/28 (f)	1,048,096	1,022,764
Vision Solutions, Inc.
2021 Incremental Term Loan, 3 mo. USD LIBOR + 4.250%
9.505% VRN 4/24/28	918,014	868,478
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
12.505% VRN 4/23/29	770,186	659,087
		6,006,358
Cosmetics & Personal Care — 0.8%
Coty, Inc., 2018 USD Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.503% VRN 4/07/25	754,581	754,959
Journey Personal Care Corp., 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
9.981% VRN 3/01/28	1,039,123	885,852
		1,640,811
Distribution & Wholesale — 0.4%
Fluid-Flow Products, Inc., Term Loan, 3 mo. USD LIBOR + 3.750%
9.254% VRN 3/31/28	721,101	708,482
Diversified Financial Services — 1.7%
AllSpring Buyer LLC, Term Loan B, 3 mo. USD LIBOR + 3.000%
8.529% VRN 11/01/28	800,007	786,007
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD LIBOR + 2.750%
8.302% VRN 10/22/26	1,126,645	1,120,111
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.750%
12.288% VRN 4/07/28	1,000,000	926,250
VFH Parent LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.189% VRN 1/13/29	518,809	516,054
		3,348,422

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 1.2%
Arvos BidCo SARL EUR 1st Lien Term Loan B1, 3 mo. EUR EURIBOR + 5.500%
8.983% VRN 8/29/24 EUR (e)	$881,924	$433,060
USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 5.500%
10.773% VRN 8/29/24	125,657	57,802
USD 1st Lien Term Loan B1, 3 mo. USD LIBOR + 5.500%
10.773% VRN 8/29/24	125,657	57,802
Edgewater Generation LLC, Term Loan, 1 mo. USD Term SOFR + 3.750%
8.967% VRN 12/13/25	772,532	714,230
Helix Gen Funding LLC, Term Loan B, 3 mo. USD LIBOR + 3.750%
9.288% VRN 6/03/24	1,101,548	1,093,628
		2,356,522
Electrical Components & Equipment — 0.5%
CEP IV Investment 16 SARL, EUR Term Loan B, 3 mo. EUR EURIBOR + 4.750%
8.212% VRN 10/03/26 EUR (e)	500,000	495,983
SGB-SMIT Management GmbH, EUR Term Loan B, 1 mo. EUR EURIBOR + 4.500%
7.918% VRN 7/18/24 EUR (e)	517,427	497,568
		993,551
Engineering & Construction — 0.6%
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.967% VRN 3/31/28	717,104	702,583
USIC Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
8.693% VRN 5/12/28	436,118	412,131
		1,114,714
Entertainment — 3.0%
International Park Holdings BV, 2023 EUR Term Loan B, 6 mo. EUR EURIBOR + 5.000%
8.794% VRN 12/14/26 EUR (e)	500,000	542,534
Motion Finco SARL, EUR Term Loan B, 3 mo. EUR EURIBOR + 3.000%
6.598% VRN 11/12/26 EUR (e)	1,000,000	1,069,987
Scientific Games Holdings LP, 2022 USD Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.421% VRN 4/04/29	635,200	626,784
Technicolor Creative Studios
2023 EUR PIK Reinstated Term Loan B, 6 mo. EUR EURIBOR + 0.500%
0.153%VRN 9/01/27 EUR (e)	610,076	416,072
2023 EUR PIK Term Loan, 3 mo. EUR EURIBOR + 10.000%
0.500% VRN 6/08/33 EUR (b) (c) (e)	246,435	—
2023 EUR PIK New Money Tranche A2 Undrawn, 3 mo. EUR EURIBOR + 0.5000%
1.500% VRN 7/31/26 EUR (e)	105,348	112,657
2023 EUR PIK New Money Tranche, 6 mo. EUR EURIBOR + 6.000%
15.335% VRN 7/31/26 EUR (e)	115,320	123,321
Twin River Worldwide Holdings, Inc.
0.000% VRN 10/02/28 (f)	750,000	732,015

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vue International Bidco PLC
2023 EUR PIK Term Loan, 6 mo. EUR EURIBOR + 2.000%
4.859% VRN 12/31/27 EUR (e)	$698,672	$382,469
2022 EUR Term Loan, 6 mo.EUR EURIBOR + 8.000%
11.086% VRN 6/30/27 EUR (e)	145,796	143,979
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%
7.950% VRN 5/18/25	1,214,304	1,209,944
WMG Acquisition Corp., 2021 Term Loan G, 1 mo. USD Term SOFR + 2.125%
7.327% VRN 1/20/28	518,991	517,138
		5,876,900
Environmental Controls — 0.8%
Gopher Resource LLC, 1st Lien Term Loan, 3 mo. USD LIBOR + 3.250%
8.981% VRN 3/06/25	1,045,190	853,136
Madison IAQ LLC, Term Loan, 6 mo. USD LIBOR + 3.250%
8.302% VRN 6/21/28	807,283	789,725
		1,642,861
Food — 1.2%
BCPE North Star US HoldCo 2, Inc., Term Loan, 3 mo. USD LIBOR + 4.000%
9.503% VRN 6/09/28	302,287	276,593
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.000%
8.239% VRN 12/08/28	493,734	488,796
CTI Foods Holding Co. LLC
First Out Term Loan, 3 mo. USD LIBOR + 7.000%
12.090% VRN 5/03/24	309,103	308,705
Second Out Term Loan, 3 mo. USD LIBOR + 9.000%
14.090% VRN 5/03/24	205,029	194,513
Deoleo SA, EUR Senior Term Loan, 3 mo. EUR EURIBOR + 5.500%
9.077% VRN 6/24/25 EUR (e)	55,872	58,377
Froneri International Ltd., 2020 EUR Term Loan B1, 6 mo. EURIBOR + 2.125%
5.067% VRN 1/29/27 EUR (e)	1,000,000	1,060,243
		2,387,227
Health Care – Products — 3.3%
Auris Luxembourg III SARL, EUR Term Loan B1A, 6 mo. EUR EURIBOR + 4.000%
7.781% VRN 2/27/26 EUR (e)	1,500,000	1,542,685
Auris Luxembourg III SARL, 2019 USD Term Loan B2, 6. mo. USD LIBOR + 3.750%
9.122% VRN 2/27/26	856,518	808,553
Embecta Corp., Term Loan B, 6 mo. USD Term SOFR + 3.000%
8.337% VRN 3/30/29	363,098	360,981
Iris BidCo GmbH, EUR Term Loan B, 3 mo. EUR EURIBOR + 5.000%
8.242% VRN 6/29/28 EUR (e)	650,000	639,062
Lifescan Global Corp., 2018 1st Lien Term Loan, 6 mo. USD Term SOFR + 6.000%
11.247% VRN 12/31/26	985,358	800,603
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.352% VRN 10/23/28	2,468,750	2,438,656
		6,590,540

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Services — 4.5%
Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.000%
12.476% VRN 12/10/29	$1,497,326	$917,112
Envision Healthcare Corp.
2018 Third Out Term Loan, 3 mo. USD Term SOFR + 3.750%
8.989% VRN 3/31/27	367,879	2,645
2022 Second Out Term Loan, 3 mo. USD Term SOFR + 4.250%
9.492% VRN 3/31/27	373,316	79,330
2022 First Out Term Loan, 3 mo. USD Term SOFR + 7.875%
13.114% VRN 3/31/27	145,176	158,242
ICON Luxembourg SARL, LUX Term Loan, 3 mo. USD Term SOFR + 2.250%
7.753% VRN 7/03/28	605,606	605,261
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000%
12.364% VRN 11/01/29	294,737	260,474
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD LIBOR + 3.250%
8.788% VRN 3/12/28	994,911	914,821
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
10.300% VRN 2/23/29	824,439	565,359
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.250%
9.334% VRN 7/09/25	1,750,000	1,311,957
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 3 mo. USD LIBOR + 3.750%
9.023% VRN 11/16/25	1,242,455	1,148,240
Select Medical Corp., 2017 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.702% VRN 3/06/25	1,000,000	996,750
Team Health Holdings, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 5.250%
10.352% VRN 3/02/27	523,325	357,954
Tunstall Group Holdings Limited
2023 EUR Reinstated Term Loan B (Acquired 6/23/23, Cost $314,153), 3 mo. EURIBOR + 0.100%
3.668% VRN 6/30/28 EUR (b) (c) (d) (e)	321,190	314,558
2023 EUR Super Senior Term Loan (Acquired 6/23/23, Cost $107,052), 3 mo. EUR EURIBOR + 3.000%
6.794% VRN 12/23/26 EUR (b) (c) (d) (e)	104,512	107,201
U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 4.250%
9.420% VRN 10/01/28	724,482	679,202
US Radiology Specialists, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 5.250%
10.452% VRN 12/15/27	527,059	512,565
		8,931,671
Holding Company – Diversified — 0.5%
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 9.250%
14.526% VRN 10/01/27	965,422	798,887
Hilding Anders International AB
2022 EUR PIK Reorg Holdco, 6 mo. EUR EURIBOR
0.000% VRN 2/28/27 EUR (b) (c) (e)	366,580	—

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2022 EUR PIK Reorg Opco Term Loan (Acquired 10/04/22-4/28/23, Cost $274,828), 6 mo. EUR EURIBOR + 5.000%
8.648% VRN 2/28/26 EUR (b) (d) (e)	$382,987	$183,185
2023 EUR New Money Facility (Acquired 5/05/23, Cost $34,923), 6 mo. EURIBOR + 10.000%
13.616% VRN 1/31/26 EUR (b) (d) (e)	32,892	34,097
		1,016,169
Home Furnishing — 0.2%
Mattress Firm, Inc., 2021 Term Loan B, 6. mo. USD LIBOR + 4.250%
9.950% VRN 9/25/28	464,366	453,532
Housewares — 0.3%
Solis IV BV, USD Term Loan B1, 3 mo. USD Term SOFR + 3.500%
8.666% VRN 2/26/29	643,208	608,436
Insurance — 2.3%
AmWINS Group, Inc., 2023 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.953% VRN 2/19/28	272,541	271,576
AssuredPartners, Inc., 2020 Term Loan B
0.000% VRN2/12/27 (f)	1,000,000	990,830
Asurion LLC
2020 Term Loan B8, 3 mo. USD LIBOR + 3.250%
8.788% VRN 12/23/26	1,935,146	1,860,643
2021 Second Lien Term Loan B4, 1 mo. USD LIBOR + 5.250%, 1 mo. USD Term SOFR + 5.200
10.452% VRN 1/20/29	1,551,724	1,297,629
Hub International Ltd., 2023 Term Loan B
0.000% VRN 6/20/30 (f)	224,719	225,126
		4,645,804
Internet — 2.9%
Endure Digital, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
8.792% VRN 2/10/28	690,164	641,852
Hunter Holdco 3 Ltd., USD Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.592% VRN 8/19/28	751,360	743,223
ION Trading Technologies SARL, 2021 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.250%
7.848% VRN 4/03/28 EUR (e)	884,250	910,619
MH Sub I LLC
2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
9.352% VRN 5/03/28	500,000	479,000
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.250%
11.352% VRN 2/23/29	500,000	433,440
Proofpoint, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
8.442% VRN 8/31/28	439,098	429,219
PUG LLC, 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 4.250%
9.443% VRN 2/12/27	904,500	814,050
Voyage Australia Pty Ltd., USD Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.810% VRN 7/20/28	599,085	591,099
W3 Topco LLC, (Acquired 8/30/21, Cost $675,329), 1 mo. USD LIBOR + 6.000%
11.193% VRN 8/16/25 (d)	679,754	645,086
		5,687,588

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.9%
Median BV, 2021 GBP Term Loan B, 3 mo. SONIA + 5.925%
10.972% VRN 10/14/27 GBP (e)	$650,000	$733,869
Triley Midco 2 Ltd., EUR Term Loan B, 1 mo. EUR EURIBOR + 4.750%
8.168% VRN 4/09/29 EUR (e)	1,000,000	1,069,835
		1,803,704
Leisure Time — 2.5%
Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.467% VRN 10/18/28	987,469	977,594
City Football Group Ltd., Term Loan, 3 mo. USD LIBOR + 3.000%
8.273% VRN 7/21/28	913,918	895,639
Richmond U.K. Bidco Ltd., 2017 GBP Term Loan B, 1 mo. GBP LIBOR + 4.250%
9.211% VRN 3/03/24 GBP (e)	1,482,094	1,860,613
Silk Bidco AS, EUR Term Loan B, 6 mo. EUR EURIBOR + 6.500%
9.697% VRN 2/28/27 EUR (e)	1,000,000	952,891
Topgolf Callaway Brands Corp., Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.702% VRN 3/15/30	310,506	309,987
		4,996,724
Lodging — 1.8%
Alpha Group SARL, EUR Term Loan B, 3 mo. EUR EURIBOR + 3.750%
7.348% VRN 1/31/25 EUR (e)	1,000,000	1,050,968
Casper BidCo SAS, 2020 EUR Term Loan B3A, 3 mo. EUR EURIBOR + 3.625%
7.008% VRN 7/31/26 EUR (e)	1,000,000	1,064,269
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.239% VRN 8/02/28	528,700	526,717
Motel 6, Term Loan B, 1 mo. USD Term SOFR + 5.000%
10.205% VRN 9/09/26	867,714	863,376
		3,505,330
Machinery – Diversified — 0.9%
ASP Blade Holdings, Inc., Initial Term Loan, 3 mo. USD LIBOR + 4.000%
9.529% VRN 10/13/28	988,235	855,110
Titan Acquisition Ltd., 2018 Term Loan B, 6. mo. USD LIBOR + 3.000%
8.731% VRN 3/28/25	904,985	881,980
		1,737,090
Media — 5.0%
A-L Parent LLC, 2016 1st Lien Term Loan (Acquired 3/02/20-3/29/22, Cost $995,062), 3 mo. USD LIBOR + 3.250%
8.770% VRN 12/01/23 (d)	1,005,289	777,481
Altice Financing SA, 2022 EUR Term Loan, 3 mo. EUR EURIBOR + 5.000%
8.177% VRN 10/31/27 EUR (e)	976,933	1,021,523
CSC Holdings LLC, 2017 Term Loan B1, 1 mo. USD LIBOR + 2.250%
7.443% VRN 7/17/25	622,922	599,046
Cumulus Media New Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.750%
9.226% VRN 3/31/26	1,092,779	805,924
DirecTV Financing LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
10.217% VRN 8/02/27	1,235,133	1,206,144

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 3.000%
8.217% VRN 5/01/26	$314,808	$271,443
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 1 mo. USD LIBOR + 4.750%, 3 mo. USD LIBOR + 4.750%, 6 mo. USD LIBOR + 4.750%
9.952% - 10.331% VRN 7/28/28	1,196,540	1,118,765
Radiate Holdco LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.477% VRN 9/25/26	266,752	221,850
Univision Communications, Inc., 2022 Term Loan B, 1 mo. USD LIBOR + 3.250%
8.443% VRN 1/31/29	465,897	455,763
Virgin Media SFA Finance Ltd.
GBP Term Loan L, 1 mo. GBP LIBOR + 3.250%
7.711% VRN 1/15/27 GBP (e)	1,000,000	1,211,427
GBP Term Loan M, 1 mo. SONIA + 3.250%
7.711% VRN 11/15/27 GBP (e)	1,850,000	2,231,789
		9,921,155
Metal Fabricate & Hardware — 0.6%
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.199% VRN 10/12/28	1,224,656	1,188,688
Miscellaneous - Manufacturing — 0.7%
Gates Global LLC, 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.500%
7.702% VRN 3/31/27	729,352	724,859
Gemini HDPE LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 3.000%
8.307% VRN 12/31/27	744,811	743,418
		1,468,277
Oil & Gas — 0.6%
Gulf Finance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 6.750%
11.967% - 11.996% VRN 8/25/26	1,142,658	1,108,059
Packaging & Containers — 1.1%
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.175%
9.377% VRN 4/13/29	1,306,501	1,284,068
Mauser Packaging Solutions Holding Co., Term Loan B, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%
9.160% VRN 8/14/26	424,260	422,550
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
9.219% VRN 10/02/28	340,046	252,794
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.750%
11.969% VRN 10/01/29	254,237	131,092
		2,090,504
Pharmaceuticals — 5.3%
Aenova Holding GmbH, 2021 EUR Term Loan B, 6 mo. EUR EURIBOR + 4.500%
7.332% VRN 3/06/26 EUR (e)	500,000	526,504
Amneal Pharmaceuticals LLC, 2018 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.584% VRN 5/04/25	1,103,914	1,061,601
Bausch Health Cos., Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.250%
10.441% VRN 2/01/27	599,848	451,116

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Elanco Animal Health, Inc., Term Loan B
0.000% VRN 8/01/27 (f)	$1,000,000	$980,940
Financiere Verdi I SAS, 2021 GBP Term Loan B, 3 mo. SONIA + 4.500%
9.428% VRN 4/17/28 GBP (e)	1,000,000	1,096,962
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.239% VRN 10/01/27	1,094,259	1,076,477
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.414% VRN 11/15/27	1,000,000	982,920
Horizon Therapeutics USA, Inc., Term Loan B1, 1 mo. USD Term SOFR + 2.000%
7.089% VRN 5/22/26	494,267	493,382
IVC Acquisition Ltd.
2021 EUR Term Loan B5, 6 mo. EURIBOR + 4.000%
7.687% VRN 2/13/26 EUR (e)	587,000	624,829
2021 GBP Term Loan B3, 3 mo. SONIA + 4.500%
8.927% VRN 2/13/26 GBP (e)	500,000	612,699
Jazz Financing Lux SARL, USD Term Loan, 1 mo. USD LIBOR + 3.500%
8.864% VRN 5/05/28	529,644	528,791
Nidda Healthcare Holding AG
2020 EUR Term Loan F, 3 mo. EURIBOR + 3.500%
6.915% VRN 8/21/26 EUR (e)	925,000	970,460
2020 GBP Term Loan F, 3 mo. SONIA + 4.500%
8.948% VRN 8/21/26 GBP (e)	500,000	612,070
Organon & Co., USD Term Loan, 1 mo. USD LIBOR + 3.000%
8.250% VRN 6/02/28	342,814	342,279
PRA Health Sciences, Inc., US Term Loan, 3 mo. USD Term SOFR + 2.250%
7.753% VRN 7/03/28	150,887	150,801
		10,511,831
Pipelines — 1.1%
Buckeye Partners LP, 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
7.452% VRN 11/01/26	384,872	381,785
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD LIBOR + 3.500%
8.750% VRN 12/21/28	1,079,436	1,055,829
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 3.250%
8.539% VRN 10/05/28	766,348	763,957
		2,201,571
Real Estate — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 2.750%
7.943% VRN 8/21/25	412,427	408,303
Retail — 5.6%
1011778 BC Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
6.942% - 6.943% VRN 11/19/26	487,374	483,514
Constellation Automotive Ltd.
GBP Term Loan B, 1 Day GBP LIBOR + 4.750%
8.178% VRN 7/28/28 GBP (e)	500,000	553,936
GBP 2nd Lien Term Loan B, 1 Day SONIA + 7.500%
11.427% VRN 7/27/29 GBP (e)	500,000	342,106
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.250%, 3 mo. USD LIBOR + 3.250%
8.443% VRN 1/31/28	537,870	521,674

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
8.943% VRN 3/06/28	$960,332	$951,929
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.967% VRN 10/19/27	954,730	940,543
IRB Holding Corp., 2022 Term Loan B,
8.202% VRN 12/15/27	615,913	611,103
LBM Acquisition LLC, Term Loan B, 1 mo. USD LIBOR + 3.750%
8.953% VRN 12/17/27	464,336	445,038
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.250%
8.614% VRN 11/01/28	10,180	9,541
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
9.753% VRN 4/15/28	1,154,262	1,019,502
Park River Holdings, Inc., Term Loan, 6. mo. USD LIBOR + 3.250%
8.522% VRN 12/28/27	541,794	518,459
Petco Health and Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.753% VRN 3/03/28	677,484	671,861
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.834% VRN 2/11/28	225,717	224,965
Serta Simmons Bedding LLC, 2020 Super Priority Second Out Term Loan,
0.000% FRN 8/10/23	1,328,173	777,924
SRS Distribution, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
8.693% VRN 6/02/28	1,072,910	1,040,454
Staples, Inc., 7 Year Term Loan, 3 mo. USD LIBOR + 5.000%
10.299% VRN 4/16/26	1,211,226	1,032,764
White Cap Buyer LLC, Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.852% VRN 10/19/27	1,024,805	1,014,270
		11,159,583
Software — 9.0%
AppLovin Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.100%
8.202% VRN 10/25/28	679,762	677,458
Ascend Learning LLC
2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
8.584% VRN 12/11/28	867,296	813,497
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.750%
10.952% VRN 12/10/29	454,545	384,468
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.589% VRN 2/15/29	651,899	626,638
Banff Merger Sub, Inc.
2021 USD Term Loan, 1 mo. USD Term SOFR + 3.750%
8.967% VRN 10/02/25	828,736	821,245
2021 USD 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.500%
10.717% VRN 2/27/26	283,962	275,679
CDK Global, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.492% VRN 7/06/29	691,238	688,847
Cloud Software Group, Inc., 2022 USD Term Loan A, 3 mo. USD Term SOFR + 4.500%
9.498% VRN 9/29/28	162,763	151,980
Cloudera, Inc.
2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.952% VRN 10/08/28	1,258,768	1,225,725
2021 Second Lien Term Loan, 1 mo. USD Term SOFR + 6.000%
11.203% VRN 10/08/29	566,667	510,000

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Finastra USA, Inc., USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%, 6 mo. USD LIBOR + 3.500%
9.038% VRN 6/13/24	$1,032,347	$990,516
Hyland Software, Inc.
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
8.693% VRN 7/01/24	965,557	956,867
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%
11.467% VRN 7/07/25	501,818	480,907
Iris Bidco Ltd., 2018 GBP Term Loan B, 1 mo. SONIA + 4.250%
9.205% VRN 9/03/25 GBP (e)	1,000,000	1,254,124
Ivanti Software, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 4.250%
9.420% VRN 12/01/27	618,039	520,407
Loyalty Ventures, Inc., Term Loan B, 3 mo. U.S. (Fed) Prime Rate + 5.500%
13.500% VRN 11/03/27	1,527,627	154,290
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 1 mo. USD LIBOR + 4.000%
9.178% VRN 12/18/28	931,649	788,799
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%
11.943% VRN 12/17/29	308,219	178,767
Mitchell International, Inc.
2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
8.943% VRN 10/15/28	727,629	709,802
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
11.693% VRN 10/15/29	400,000	351,376
Playtika Holding Corp., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
7.943% VRN 3/13/28	480,639	478,299
Polaris Newco LLC, USD Term Loan B, 3 mo. USD LIBOR + 4.000%
9.521% VRN 6/02/28	876,884	805,269
Quest Software U.S. Holdings, Inc.
2022 Term Loan, 3 mo. USD Term SOFR + 4.250%
9.445% VRN 2/01/29	535,677	413,810
2022 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.500%
12.695% VRN 2/01/30	1,604,636	1,051,037
Skopima Merger Sub, Inc., Term Loan B, 1 mo. USD LIBOR + 4.000%
9.193% VRN 5/12/28	1,184,532	1,149,209
SS&C Technologies, Inc., 2018 Term Loan B5, 1 mo. USD Term SOFR + 1.750%
6.967% VRN 4/16/25	438,417	437,794
Ultimate Software Group, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.250%
10.271% VRN 5/03/27	195,332	188,914
Veritas US, Inc.
2021 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.750%
8.348% VRN 9/01/25 EUR (e)	729,422	649,491
2021 USD Term Loan B, 1 mo. USD LIBOR + 5.000%
10.217% VRN 9/01/25	326,457	265,501
		18,000,716
Telecommunications — 3.7%
Altice France SA, 2023 EUR Term Loan B14, 3 mo. EUR EURIBOR + 5.500%
8.677% VRN 8/15/28 EUR (e)	981,648	930,851
Consolidated Communications, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.717% VRN 10/02/27	275,793	242,797
Delta TopCo, Inc., 2020 Term Loan B, 6 mo. USD Term SOFR + 3.750%
9.069% VRN 12/01/27	483,801	467,386

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GoTo Group, Inc., Term Loan B, 1 mo. USD LIBOR + 4.750%
9.928% VRN 8/31/27	$559,169	$347,618
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.443% VRN 2/01/29	920,353	915,751
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.967% VRN 3/01/27	774,956	720,229
Lorca Holdco Ltd., 2021 EUR Term Loan B2, 6 mo. EURIBOR + 3.700%
7.522% VRN 9/17/27 EUR (e)	1,000,000	1,052,703
Nuuday A S, EUR Term Loan B, 3 mo. EURIBOR + 6.500%
9.509% VRN 2/03/28 EUR (e)	1,000,000	1,070,740
Venga Finance SARL, 2021 USD Term Loan B, 3 mo. USD Term SOFR + 4.750%
10.275% VRN 6/28/29	916,154	877,602
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.000%
8.217% VRN 3/09/27	870,123	681,019
		7,306,696
Transportation — 1.5%
Anarafe SLU
2023 EUR New Money Delayed Draw Term Loan, 3 mo. EUR EURIBOR + 10.000%
13.243% VRN 6/30/25 EUR (b) (c) (e)	63,561	60,133
2023 EUR New Money Facility C, 3 mo. EUR EURIBOR + 10.000%
13.243% VRN 6/30/25 EUR (b) (c) (e)	13,091	13,570
First Student Bidco, Inc.
Term Loan C, 3 mo. USD LIBOR + 3.000%
8.501% VRN 7/21/28	433,755	418,934
Term Loan B, 3 mo. USD LIBOR + 3.000%
8.501% VRN 7/21/28	1,157,208	1,117,666
Kenan Advantage Group, Inc., 2021 Term Loan B1, 3 mo. USD Term SOFR + 3.750%
9.477% VRN 3/24/26	259,393	258,374
Worldwide Express Operations LLC, 2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.000%
9.503% VRN 7/26/28	1,225,668	1,161,835
		3,030,512

TOTAL BANK LOANS (Cost $193,464,569)		175,067,479

CORPORATE DEBT — 4.0%
Building Materials — 0.1%
Emerald Debt Merger Sub LLC
6.375% 12/15/30 EUR (e) (g)	100,000	108,711
Commercial Services — 1.5%
ADT Security Corp.
4.125% 8/01/29 (g)	1,250,000	1,079,688
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.250% 10/15/26 EUR (e) (g)	260,000	266,695
Travelex Issuerco Ltd.
12.500% 8/05/25 GBP (e) (g)	616,641	965,212
Verisure Holding AB
3.250% 2/15/27 EUR (e) (g)	500,000	484,171
7.125% 2/01/28 EUR (e) (g)	200,000	218,567
		3,014,333

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 0.0%
Travelex Financing PLC
8.000% 5/15/22 EUR (e) (g) (h)	$250,000	$1,023
Entertainment — 0.4%
CPUK Finance Ltd.
4.875% 2/28/47 GBP (e) (g)	600,000	721,438
6.500% 8/28/26 GBP (e) (g)	100,000	120,345
		841,783
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (g)	500,000	495,869
Internet — 0.2%
United Group BV
4.000% 11/15/27 EUR (e) (g)	500,000	446,131
Lodging — 0.1%
TVL Finance PLC
3 mo. EUR EURIBOR + 5.500% 8.742% FRN 4/28/28 EUR (e) (g)	100,000	106,668
10.250% 4/28/28 GBP (e) (g)	100,000	123,932
		230,600
Machinery – Diversified — 0.1%
Galapagos SA 3 mo. EUR EURIBOR + 4.750%
1.000% VRN 6/15/21 EUR (e) (g) (h)	20,000	109
Mangrove Luxco III SARL
7.775% 10/09/25 EUR (e) (g)	277,027	226,677
		226,786
Media — 0.3%
Tele Columbus AG
3.875% 5/02/25 EUR (e) (g)	700,000	511,773
Oil & Gas — 0.1%
KCA Deutag Pikco PLC
15.000% 12/01/27	281,023	277,510
Oil & Gas Services — 0.2%
KCA Deutag U.K. Finance PLC SOFR + 9.000%
14.124% FRN 12/01/25	411,567	412,390
Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125% 8/15/26 EUR (e) (g)	500,000	484,274
Mauser Packaging Solutions Holding Co.
7.875% 8/15/26 (g)	203,000	201,682
		685,956
Retail — 0.0%
House of Fraser Funding PLC 1 mo. GBP LIBOR + 4.250%
1.000% VRN 9/15/20 GBP (e) (g) (h)	300,000	381

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.1%
CWT Travel Group, Inc., (Acquired 12/09/16-8/14/18, Cost $1,374,114),
8.500% 11/19/26 (d) (g)	$217,376	$118,715
Telecommunications — 0.2%
Altice France SA
4.000% 7/15/29 EUR (e) (g)	500,000	390,104
Transportation — 0.1%
Anarafe SL
3 mo. EUR EURIBOR + 11.750% 15.348% VRN 3/31/26 EUR (e) (g)	175,808	94,003
3 mo. EUR EURIBOR + 11.750% 15.348% VRN 3/31/26 EUR (e) (g)	175,634	93,909
		187,912

TOTAL CORPORATE DEBT (Cost $10,809,615)		7,949,977

TOTAL BONDS & NOTES (Cost $204,274,184)		183,017,456

	Number of Shares
WARRANTS — 0.0%
Technology — 0.0%
Software — 0.0%
TCS BSA, N.V. (a) (b) (c)	923,221	—
Travelex Topco Ltd. (a)	285	15,383
		15,383

TOTAL WARRANTS (Cost $0)		15,383

TOTAL LONG-TERM INVESTMENTS (Cost $206,123,477)		184,442,726

SHORT-TERM INVESTMENTS — 2.5%

	Principal Amount
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (i)	$4,894,763	4,894,763

TOTAL SHORT-TERM INVESTMENTS (Cost $4,894,763)		4,894,763

TOTAL INVESTMENTS — 95.2% (Cost $211,018,240) (j)		189,337,489

Other Assets/(Liabilities) — 4.8%		9,609,662

NET ASSETS — 100.0%		$198,947,151

Abbreviation Legend

FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2023, these securities amounted to a value of $1,156,445 or 0.58% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2023, these securities amounted to a value of $2,337,279 or 1.17% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2023 where the rate will be determined at time of settlement.
(g)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $7,260,077 or 3.65% of net assets.
(h)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2023, these securities amounted to a value of $1,513 or 0.00% of net assets.
(i)	Maturity value of $4,895,383. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $4,992,691.
(j)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank Of Commerce	7/17/23	USD	14,257,543	GBP	11,328,469	$(130,732)
Canadian Imperial Bank Of Commerce	7/17/23	USD	42,620,941	EUR	39,575,918	(589,276)
Canadian Imperial Bank Of Commerce	7/17/23	EUR	2,859,218	USD	3,116,179	5,604
						$(714,404)

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

COMMON STOCK — 0.3%
France — 0.1%
Technicolor Creative Studios SA (a)	983,249	$36,567
Vantiva SA (a)	14,662	3,391
		39,958
Spain — 0.0%
Bahia De Las Isletas SL, Class A2 (a) (b) (c)	349	—
Bahia De Las Isletas SL, Class A3 (a) (b) (c)	49	—
Bahia De Las Isletas SL, Class B2 (a) (b) (c)	445	—
Bahia De Las Isletas SL, Class B3 (a) (b) (c)	62	—
		—
United Kingdom — 0.2%
Don Jersey Topco Ltd. (Acquired 8/03/20-1/11/22, Cost $205,530) (a) (b) (c) (d)	292,774	130,138
Innovation Group PLC (a) (b) (c)	21,315	—
Innovation Group PLC (a) (b) (c)	83,667	—
KCA Deutag International Ltd. (a)	2,731	152,936
Travelex Topco Ltd. (a) (b) (c)	9,573	—
		283,074

TOTAL COMMON STOCK (Cost $349,744)		323,032

TOTAL EQUITIES (Cost $349,744)		323,032

	Principal Amount
BONDS & NOTES — 91.5%
BANK LOANS — 38.2%
Australia — 0.4%
Voyage Australia Pty Ltd., USD Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.810% VRN 7/20/28	$476,364	470,014
Belgium — 0.8%
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan, 3 mo. USD Term LIBOR + 9.250%
14.526% VRN 10/01/27	1,126,326	932,034

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Canada — 0.9%
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
8.839% VRN 8/11/28	$350,177	$349,676
Kestrel Bidco, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.251% VRN 12/11/26	738,498	714,911
		1,064,587
Denmark — 0.4%
Auris Luxembourg III SARL, EUR Term Loan B1A, 6 mo. EUR EURIBOR + 4.000%
7.781% VRN 2/27/26 EUR (e)	500,000	514,228
France — 0.5%
Casper BidCo SAS, 2020 EUR Term Loan B3A, 3 mo. EUR EURIBOR + 3.625%
7.008% VRN 7/31/26 EUR (e)	500,000	532,135
Technicolor Creative Studios
2023 EUR PIK Term Loan, 3 mo. EUR EURIBOR + 10.000%
0.500% VRN 6/08/33 EUR (b) (c) (e)	82,145	—
2023 EUR PIK Reinstated Term Loan B, 6 mo. EUR EURIBOR + 0.500%
4.294% VRN 9/01/27 EUR (e)	203,359	138,690
		670,825
Germany — 1.5%
Aenova Holding GmbH, 2021 EUR Term Loan B, 6 mo. EUR EURIBOR + 4.500%
7.332% VRN 3/06/26 EUR (e)	500,000	526,504
Colouroz Investment 1 GmbH
Initial EUR Term Loan, 3 mo. EUR EURIBOR + 4.250%
6.497% VRN 9/21/23 EUR (e)	888,012	650,440
EUR Term Loan B3, 3 mo. EUR EURIBOR + 4.250%
6.667% VRN 9/21/23 EUR (e)	16,222	11,882
Flint Group GmbH
EUR Add on Term Loan B4, 3 mo. EUR EURIBOR + 4.250%
0.750% VRN 9/21/23 EUR (e)	108,892	79,760
EUR Term Loan B5, 3 mo. EUR EURIBOR + 4.250%
6.667% VRN 9/21/23 EUR (e)	68,995	50,537
2017 EUR Incremental B6, 3 mo. EUR EURIBOR + 4.250%
6.667% VRN 9/21/23 EUR (e)	4,005	2,934
2017 EUR Incremental B7, 3 mo. EUR EURIBOR + 4.250%
7.265% VRN 9/21/23 EUR (e)	9,806	7,183
Iris BidCo GmbH, EUR Term Loan B, 3 mo. EUR EURIBOR + 5.000%
8.242% VRN 6/29/28 EUR (e)	500,000	491,586
		1,820,826
Ireland — 0.8%
ION Trading Technologies SARL, 2021 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.250%
7.848% VRN 4/03/28 EUR (e)	994,874	1,024,541
Luxembourg — 2.5%
Alpha Group SARL, EUR Term Loan B, 3 mo. EUR EURIBOR + 3.750%
7.348% VRN 1/31/25 EUR (e)	500,000	525,484
Arvos BidCo SARL
USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 5.500%
10.773% VRN 8/29/24	327,029	150,434

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
USD 1st Lien Term Loan B1, 3 mo. USD LIBOR + 5.500%
10.773% VRN 8/29/24	$327,030	$150,434
CCP Lux Holding SARL, EUR 1st Lien Term Loan, 3 mo. EUR EURIBOR + 3.750%
6.805% VRN 1/10/25 EUR (e)	500,000	534,006
CEP IV Investment 16 SARL, EUR Term Loan B, 3 mo. EUR EURIBOR + 4.750%
8.212% VRN 10/03/26 EUR (e)	500,000	495,983
Ineos Finance PLC, 2022 EUR Term Loan B, 1 mo. EUR EURIBOR + 4.000%
7.418% VRN 11/08/27 EUR (e)	500,000	536,581
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.443% VRN 2/01/29	613,569	610,501
		3,003,423
Netherlands — 0.8%
Median BV, 2021 EUR Term Loan B, 6 mo. EUR EURIBOR + 4.925%
8.855% VRN 10/14/27 EUR (e)	500,000	503,180
TMF Group Holding B.V., 2018 EUR 2nd Lien Term Loan, 3 mo. EUR EURIBOR + 6.625%
9.677% VRN 5/04/26 EUR (e)	500,000	538,780
		1,041,960
Norway — 0.4%
Silk Bidco AS, EUR Term Loan B, 6 mo. EUR EURIBOR + 6.500%
9.697% VRN 2/28/27 EUR (e)	500,000	476,445
Singapore — 0.7%
Fugue Finance BV, EUR Term Loan, 3 mo. EUR EURIBOR + 4.750%
8.212% VRN 1/31/28 EUR (e)	750,000	815,585
Spain — 1.4%
Anarafe SLU
2023 EUR New Money Delayed Draw Term Loan, 3 mo. EUR EURIBOR + 10.000%
13.243% VRN 6/30/25 EUR (b) (c) (e)	32,298	30,556
2023 EUR New Money Facility C, 3 mo. EUR EURIBOR + 10.000%
13.287% VRN 6/30/25 EUR (b) (c) (e)	6,652	6,896
Deoleo SA, EUR Senior Term Loan, 3 mo. EUR EURIBOR + 5.500%
9.077% VRN 6/24/25 EUR (e)	55,872	58,377
Grifols, SA, EUR 2019 Term Loan B, 3 mo. EUR EURIBOR + 2.250%
5.633% VRN 11/15/27 EUR (e)	1,000,000	1,058,377
International Park Holdings BV, 2023 EUR Term Loan B, 6 mo. EUR EURIBOR + 5.000%
8.794% VRN 12/14/26 EUR (e)	500,000	542,534
		1,696,740
Sweden — 0.1%
Hilding Anders International AB
2022 EUR PIK Reorg Holdco, 6 mo. EUR EURIBOR
0.000% VRN 2/28/27 EUR (b) (c) (e)	265,159	—
2022 EUR PIK Reorg Opco Term Loan (Acquired 10/04/22-4/28/23, Cost $198,811), 6 mo. EUR EURIBOR + 5.000%
8.648% VRN 2/28/26 EUR (b) (d) (e)	277,028	132,504

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2023 EUR New Money Facility (Acquired 5/05/23, Cost $25,261), 6 mo. EUR EURIBOR + 10.000%
13.616% VRN 1/31/26 EUR (b) (d) (e)	$23,792	$24,663
		157,167
United Kingdom — 4.5%
City Football Group Ltd., Term Loan, 3 mo. USD LIBOR + 3.000%
8.273% VRN 7/21/28	913,918	895,639
Constellation Automotive Ltd., GBP Term Loan B, 1 Day GBP LIBOR + 4.750%
8.178% VRN 7/28/28 GBP (e)	500,000	553,936
IVC Acquisition Ltd., 2022 EUR Term Loan B6, 6 mo. EUR EURIBOR + 4.750%
8.437% VRN 2/13/26 EUR (e)	500,000	539,746
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EUR EURIBOR + 4.250%
7.982% VRN 10/24/25 EUR (e)	500,000	540,144
Richmond U.K. Bidco Ltd., 2017 GBP Term Loan B, 1 mo. GBP LIBOR + 4.250%
9.211% VRN 3/03/24 GBP (e)	700,000	878,776
Tunstall Group Holdings Limited, 2023 EUR Reinstated Term Loan B (Acquired 6/23/23, Cost $307,228), 3 mo. EUR EURIBOR + 10.000%
3.668% VRN 6/30/28 EUR (b) (c) (d) (e)	282,314	276,485
Virgin Media SFA Finance Ltd., GBP Term Loan L, 1 mo. GBP LIBOR + 3.250%
7.711% VRN 1/15/27 GBP (e)	1,000,000	1,211,427
Vue International Bidco PLC
2023 EUR PIK Term Loan, 6 mo. EUR EURIBOR + 2.000%
4.859% VRN 12/31/27 EUR (e)	756,305	414,018
2022 EUR Term Loan, 6 mo.EUR EURIBOR + 8.000%
11.086% VRN 6/30/27 EUR (e)	157,822	155,855
		5,466,026
United States — 22.5%
8th Avenue Food & Provisions, Inc.
2021 Incremental Term Loan, 1 mo. USD LIBOR
4.750% FRN 10/01/25 (f)	116,505	107,671
2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
8.967% VRN 10/01/25 (f)	133,146	121,971
A-L Parent LLC, 2016 1st Lien Term Loan (Acquired 3/28/22-3/29/22, Cost $486,466), 3 mo. USD LIBOR + 3.250%
8.770% VRN 12/01/23 (d)	491,952	380,471
Albion Financing 3 SARL, 2023 EUR Term Loan, 3 mo. EUR EURIBOR + 5.250%
8.461% VRN 8/17/26 EUR (e)	510,000	553,830
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
11.688% VRN 8/02/29	250,358	222,818
ASP Blade Holdings, Inc., Initial Term Loan, 3 mo. USD LIBOR + 4.000%
4.500% VRN 10/13/28 (f)	500,000	432,645
Asurion LLC
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.000%
9.202% VRN 8/19/28	497,494	470,286
2021 Second Lien Term Loan B4, 1 mo. USD LIBOR + 5.250%, 1 mo. USD Term SOFR + 5.200
10.452% VRN 1/20/29	775,862	648,815

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.589% VRN 2/15/29	$659,512	$633,956
Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.000%
12.476% VRN 12/10/29	248,663	152,306
AVSC Holding Corp., 2020 Term Loan B1, 1 mo. USD LIBOR + 3.250%
8.432% VRN 3/03/25	308,428	300,526
Bausch Health Cos., Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.250%
10.426% VRN 2/01/27	389,392	292,843
BCPE North Star US HoldCo 2, Inc., Term Loan, 3 mo. USD LIBOR + 4.000%
9.503% VRN 6/09/28	241,830	221,274
Broadstreet Partners, Inc., 2023 Term Loan B3, 1 mo. USD Term SOFR + 4.000%
9.160% VRN 1/27/29	144,033	142,989
BVI Medical, Inc., 2020 EUR Term Loan B, 3 mo. EUR EURIBOR + 3.500%
6.742% VRN 3/02/26 EUR (e)	495,881	456,152
Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.467% VRN 10/18/28	879,464	870,670
CDK Global, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.492% VRN 7/06/29	361,325	360,075
Clear Channel Outdoor Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%, 3 mo. USD LIBOR + 3.500%
8.807% VRN 8/21/26	1,009,657	962,415
Cloud Software Group, Inc., 2022 USD Term Loan A, 3 mo. USD Term SOFR + 4.500%
9.498% VRN 9/29/28	162,763	151,980
Cloudera, Inc.
2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.952% VRN 10/08/28	54,796	53,358
2021 Second Lien Term Loan, 1 mo. USD Term SOFR + 6.000%
11.084% VRN 10/08/29	566,667	510,000
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.175%
9.377% VRN 4/13/29	329,884	324,220
CoreLogic, Inc.
2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
7.000% VRN 6/04/29	355,114	284,979
Term Loan, 1 mo. USD LIBOR + 3.500%
8.750% VRN 6/02/28	298,481	269,081
Finastra USA, Inc., USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%, 6 mo. USD LIBOR + 3.500%
9.231% VRN 6/13/24	661,324	634,528
Five Star Intermediate Holding LLC, Term Loan, 6 mo. USD Term SOFR + 4.250%
9.449% VRN 5/05/29	200,208	197,121
Flint Group GmbH, USD Term Loan C, 3 mo. USD LIBOR + 4.250%
9.523% - 9.523% VRN 9/21/23	48,694	32,733
Flint Group U.S. LLC, USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 4.250%
9.523% - 9.523% VRN 9/21/23	294,002	197,634
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.239% VRN 10/01/27	299,235	294,372

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
8.943% VRN 3/06/28	$602,174	$596,905
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.199% VRN 10/12/28	293,782	285,154
Gulf Finance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 6.750%
11.996% - 11.967% VRN 8/25/26	996,034	965,875
Hanesbrands, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.852% VRN 3/08/30	103,380	103,638
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.967% VRN 10/19/27	50,439	49,689
Hub International Ltd., 2023 Term Loan B
0.000% VRN 6/20/30 (f)	175,000	175,317
Hyland Software, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%
11.467% VRN 7/07/25	250,909	240,454
IRB Holding Corp., 2022 Term Loan B
0.000% VRN 12/15/27 (f)	300,000	297,657
Ivanti Software, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 4.250%
9.420% VRN 12/01/27	521,658	439,252
Journey Personal Care Corp., 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
9.981% VRN 3/01/28	369,853	315,300
LBM Acquisition LLC, Term Loan B, 1 mo. USD LIBOR + 3.750%
8.943% VRN 12/17/27	243,627	233,502
Lifescan Global Corp., 2018 1st Lien Term Loan, 6 mo. USD Term SOFR + 6.000%
11.247% VRN 12/31/26	128,106	104,086
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 4.750%
10.030% VRN 7/27/28	529,480	396,887
McAfee LLC, 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.010% VRN 3/01/29	633,030	604,277
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 1 mo. USD LIBOR + 4.000%
9.178% VRN 12/18/28	198,992	168,481
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%
11.943% VRN 12/17/29	205,479	119,178
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000%
12.364% VRN 11/01/29 (g)	147,368	130,237
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.352% VRN 10/23/28	906,118	895,073
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
9.352% VRN 5/03/28	250,000	239,500
Motel 6, Term Loan B, 1 mo. USD Term SOFR + 5.000%
10.089% VRN 9/09/26	147,711	146,972
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
10.004% VRN 4/11/29	549,313	482,297
Nouryon Finance BV, 2023 USD Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.318% VRN 4/03/28	254,070	251,291
Padagis LLC, Term Loan B, 3 mo. USD LIBOR + 4.750%
9.969% VRN 7/06/28	607,211	572,296

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PECF USS Intermediate Holding III Corp., Term Loan B, 3 mo. USD LIBOR + 4.250%
9.523% VRN 12/15/28	$647,095	$527,382
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.952% VRN 2/01/28	654,877	642,133
Petco Health and Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.753% VRN 3/03/28	240,408	238,412
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.304% VRN 4/23/29	540,547	475,006
Proampac PG Borrower LLC, 2020 Term Loan, 1 mo. USD LIBOR + 3.750%, 3 mo. USD Term SOFR + 3.750%
8.927% - 9.141% VRN 11/03/25	494,962	489,087
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.250%
3.250% VRN 3/10/28 (f)	250,000	244,063
PUG LLC, USD Term Loan, 1 mo. USD LIBOR + 3.500%
8.525% VRN 2/12/27	129,090	114,406
Quest Software U.S. Holdings, Inc.
2022 Term Loan, 3 mo. USD Term SOFR + 4.250%
9.445% VRN 2/01/29	713,988	551,556
2022 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.500%
12.695% VRN 2/01/30	900,831	590,044
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.250%
9.334% VRN 7/09/25	500,000	374,845
Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
10.005% VRN 4/27/28	296,064	245,549
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 3 mo. USD LIBOR + 3.750%
9.023% VRN 11/16/25	413,275	381,936
RelaDyne, Inc., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 5.000%
10.102% VRN 12/22/28	148,810	146,763
Scientific Games Holdings LP, 2022 USD Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.421% VRN 4/04/29	496,250	489,675
Serta Simmons Bedding LLC, 2020 Super Priority Second Out Term Loan,
0.000% VRN 8/10/23	721,424	422,545
Skopima Merger Sub, Inc., Term Loan B, 1 mo. USD LIBOR + 4.000%
4.500% VRN 5/12/28 (f)	344,996	334,709
SRS Distribution, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
8.693% VRN 6/02/28	496,212	481,202
Starfruit Finco BV, 2023 Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.990% VRN 4/03/28	116,618	115,403
Trident TPI Holdings, Inc. ., 2023 USD Term Loan, 3 mo. USD Term SOFR + 4.500%
9.742% VRN 9/15/28	360,769	355,299
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR
5.242% VRN 3/31/28	1,725	1,665
Ultimate Software Group, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.250%
10.271% VRN 5/03/27	130,221	125,942
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
9.292% VRN 4/21/28	271,936	271,409
USIC Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
11.693% VRN 5/14/29	147,059	133,088

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
9.217% VRN 8/27/25	$744,304	$743,217
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD LIBOR + 4.250%
9.505% VRN 4/24/28	888,288	840,356
		27,430,729

TOTAL BANK LOANS (Cost $50,627,324)		46,585,130

CORPORATE DEBT — 43.7%
Brazil — 0.4%
Acu Petroleo Luxembourg SARL
7.500% 7/13/35 (h)	537,689	463,558
Canada — 0.5%
1375209 BC Ltd.
9.000% 1/30/28 (h)	81,000	81,202
First Quantum Minerals Ltd.
8.625% 6/01/31 (h)	500,000	512,440
		593,642
Cayman Islands — 1.7%
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (h)	2,225,479	2,037,092
Chile — 0.3%
Kenbourne Invest SA
4.700% 1/22/28 (h)	593,000	397,837
China — 0.8%
New Metro Global Ltd.
4.800% 12/15/24 (h)	204,000	138,108
Prosus NV
3.832% 2/08/51 (h)	666,000	409,176
Shimao Group Holdings Ltd.
3.450% 1/11/31 (h) (i)	857,000	64,479
5.600% 7/15/26 (h) (i)	1,153,000	87,235
6.125% 2/21/24 (h) (i)	1,568,000	113,870
Sunac China Holdings Ltd.
5.950% 4/26/24 (h) (i)	556,000	79,290
7.950% 10/11/23 (h) (i)	352,000	51,257
Yuzhou Group Holdings Co. Ltd.
(Acquired 10/21/21, Cost $401,760), 6.000% 10/25/23 (d) (h) (i)	431,000	17,965
(Acquired 11/25/21, Cost $435,821), 7.700% 2/20/25 (d) (h) (i)	721,000	30,054
(Acquired 4/19/21, Cost $1,000,000), 8.500% 2/04/23 (d) (h) (i)	1,000,000	41,683
		1,033,117
France — 2.0%
Accor SA
2.375% 11/29/28 EUR (e) (h)	100,000	97,853
5 yr. EUR Swap + 3.252% 2.625% VRN EUR (e) (h) (j)	200,000	204,776
5 yr. EUR Swap + 4.561% 4.375% VRN EUR (e) (h) (j)	200,000	214,490
Altice France SA
2.125% 2/15/25 EUR (e) (h)	300,000	299,944
2.500% 1/15/25 EUR (e) (h)	100,000	100,877

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banijay Group SAS
6.500% 3/01/26 EUR (e) (h)	$750,000	$812,262
Electricite de France SA 5 yr. EUR Swap + 3.970%
3.375% VRN EUR (e) (h) (j)	800,000	668,496
		2,398,698
Georgia — 0.3%
Silknet JSC
8.375% 1/31/27 (h)	426,000	418,545
Germany — 1.1%
APCOA Parking Holdings GmbH 3 mo. EURIBOR + 5.000%
8.177% FRN 1/15/27 EUR (e) (h)	169,000	179,381
Bayer AG 5 yr. EUR Swap + 3.108%
3.125% VRN 11/12/79 EUR (e) (h)	400,000	377,555
IHO Verwaltungs GmbH
8.750% 5/15/28 EUR (e) (h)	350,000	393,653
ZF Europe Finance BV
2.500% 10/23/27 EUR (e) (h)	300,000	285,392
3.000% 10/23/29 EUR (e) (h)	100,000	91,661
		1,327,642
Ghana — 1.2%
Tullow Oil PLC
7.000% 3/01/25 (h)	1,350,000	828,725
10.250% 5/15/26 (h)	882,000	670,311
		1,499,036
India — 1.2%
Adani Electricity Mumbai Ltd.
3.867% 7/22/31 (h)	500,000	352,002
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash
4.625% 10/15/39 (h)	178,000	129,985
Future Retail Ltd.
5.600% 1/22/25 (h) (i)	950,000	17,860
UPL Corp. Ltd. 5 yr. CMT + 3.865%
5.250% VRN (h) (j)	222,000	182,018
Vedanta Resources Finance II PLC
8.950% 3/11/25 (h)	685,000	517,175
13.875% 1/21/24 (h)	302,000	275,519
		1,474,559
Italy — 0.5%
Castor SpA 3 mo. EURIBOR + 5.250%
8.776% FRN 2/15/29 EUR (e) (h)	199,000	201,948
Marcolin SpA
6.125% 11/15/26 EUR (e) (h)	400,000	389,559
		591,507
Luxembourg — 0.9%
INEOS Finance PLC
6.625% 5/15/28 EUR (e) (h)	300,000	321,060
Mangrove Luxco III SARL
7.775% 10/09/25 EUR (e) (h)	313,125	256,214

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Summer BC Holdco A SARL
9.250% 10/31/27 EUR (e) (h)	$630,737	$562,653
		1,139,927
Mexico — 1.2%
Braskem Idesa SAPI, (Acquired 3/21/23-3/30/23, Cost $540,032),
6.990% 2/20/32 (d) (h)	740,000	479,363
Infraestructura Energetica Nova SAPI de CV
4.875% 1/14/48 (h)	797,000	600,818
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (h)	500,000	449,250
		1,529,431
Netherlands — 0.9%
Nobian Finance BV
3.625% 7/15/26 EUR (e) (h)	500,000	458,466
Titan Holdings II BV
5.125% 7/15/29 EUR (e) (h)	367,000	317,773
Wp/ap Telecom Holdings III BV
5.500% 1/15/30 EUR (e) (h)	345,000	312,444
		1,088,683
Russia — 0.0%
Sovcombank Via SovCom Capital DAC 5 yr. CMT + 6.380%
7.750% VRN (h) (i) (j)	500,000	14,063
Spain — 1.0%
Anarafe SL 3 mo. EURIBOR + 11.750%,
15.348% FRN 3/31/26 EUR (e) (h)	175,633	93,909
Kaixo Bondco Telecom SA
5.125% 9/30/29 EUR (e) (h)	705,000	666,789
Telefonica Europe BV
6 yr. EUR Swap + 2.866% 2.880% VRN EUR (e) (h) (j)	100,000	91,661
7 yr. EUR Swap + 3.347% 6.135% VRN EUR (e) (h) (j)	300,000	315,493
		1,167,852
Sweden — 0.6%
Verisure Midholding AB
5.250% 2/15/29 EUR (e) (h)	800,000	755,111
United Arab Emirates — 1.3%
DP World Salaam 5 yr. CMT + 5.750%
6.000% VRN (h) (j)	1,555,000	1,539,263
United Kingdom — 5.4%
Ashtead Capital, Inc.
4.000% 5/01/28 (h)	1,000,000	926,351
5.500% 8/11/32 (h)	750,000	725,148
Connect Finco SARL/Connect U.S. Finco LLC
6.750% 10/01/26 (h)	521,000	506,056
House of Fraser Funding PLC 1 mo. GBP LIBOR + 4.250%
1.000% VRN 9/15/20 GBP (e) (h) (i)	150,000	190
INEOS Quattro Finance 1 PLC
3.750% 7/15/26 EUR (e) (h)	400,000	383,622
KCA Deutag Pikco PLC
15.000% 12/01/27	97,967	96,742

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
KCA Deutag U.K. Finance PLC
9.875% 12/01/25 (h)	$349,977	$346,477
SOFR + 9.000% 14.124% FRN 12/01/25	143,476	143,763
Macquarie Airfinance Holdings Ltd.
8.375% 5/01/28 (h)	131,000	132,826
Motion Bondco DAC
4.500% 11/15/27 EUR (e) (h)	225,000	214,585
Ocado Group PLC
3.875% 10/08/26 GBP (e) (h)	100,000	99,854
Travelex Financing PLC
8.000% 5/15/22 EUR (e) (h) (i)	1,050,000	4,297
Travelex Issuerco Ltd.
12.500% 8/05/25 GBP (e) (h)	1,635,577	2,560,126
TVL Finance PLC
10.250% 4/28/28 GBP (e) (h)	100,000	123,932
Vodafone Group PLC 5 yr. EUR Swap + 3.477%
3.000% VRN 8/27/80 EUR (e) (h)	375,000	329,419
		6,593,388
United States — 22.4%
AdaptHealth LLC
4.625% 8/01/29 (h)	500,000	399,085
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (h)	595,000	589,460
5.750% 4/20/29 (h)	114,000	110,692
American Builders & Contractors Supply Co., Inc.
3.875% 11/15/29 (h)	700,000	597,566
Arconic Corp.
6.125% 2/15/28 (h)	500,000	506,202
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125% 8/15/26 EUR (e) (h)	100,000	96,856
2.125% 8/15/26 EUR (e) (h)	100,000	96,855
4.750% 7/15/27 GBP (e) (h)	125,000	125,647
AthenaHealth Group, Inc.
6.500% 2/15/30 (h)	306,000	257,542
Avient Corp.
7.125% 8/01/30 (h)	140,000	141,599
Bath & Body Works, Inc.
6.875% 11/01/35	200,000	182,998
Bausch Health Cos., Inc.
9.000% 12/15/25 (h)	165,000	143,892
11.000% 9/30/28 (h) (k)	144,000	102,283
14.000% 10/15/30 (h)	27,000	16,065
Carnival Corp.
5.750% 3/01/27 (h)	406,000	373,760
CCO Holdings LLC/CCO Holdings Capital Corp.
6.375% 9/01/29 (h)	625,000	588,849
Celanese U.S. Holdings LLC
6.379% 7/15/32 (k)	800,000	806,939
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (h)	1,000,000	755,784
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (h)	155,000	147,823
8.750% 4/15/30 (h)	437,000	385,750
CMG Media Corp.
8.875% 12/15/27 (h)	56,000	39,247
CommScope, Inc.
4.750% 9/01/29 (h) (k)	444,000	350,050

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (h) (k)	$750,000	$680,624
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.750% 1/15/29 (h)	183,000	168,726
CVR Energy, Inc.
5.250% 2/15/25 (h)	561,000	540,883
5.750% 2/15/28 (h)	379,000	333,520
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (h)	1,256,000	1,137,478
DISH DBS Corp.
5.125% 6/01/29	136,000	63,151
DISH Network Corp.
3.375% 8/15/26	300,000	152,250
Emerald Debt Merger Sub LLC
6.375% 12/15/30 EUR (e) (h)	275,000	298,955
6.625% 12/15/30 (h)	417,000	413,351
EnLink Midstream Partners LP
5.600% 4/01/44	206,000	172,468
EQM Midstream Partners LP
4.500% 1/15/29 (h)	170,000	151,622
4.750% 1/15/31 (h)	154,000	134,902
ESC Briggs & Stratton, Inc.
6.875% 12/15/49 (b) (c) (i)	514,000	—
Ford Motor Credit Co. LLC
7.200% 6/10/30	250,000	252,303
7.350% 11/04/27	300,000	306,336
Frontier Communications Holdings LLC
5.000% 5/01/28 (h)	500,000	431,405
6.000% 1/15/30 (h) (k)	500,000	367,791
Garden Spinco Corp.
8.625% 7/20/30 (h)	413,000	443,872
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 1/15/27	1,000,000	975,101
Getty Images, Inc.
9.750% 3/01/27 (h)	650,000	641,914
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (h)	218,000	177,624
Graham Packaging Co., Inc.
7.125% 8/15/28 (h)	427,000	364,551
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.375% 12/15/25	88,000	81,805
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.750% 12/01/31 (h)	150,000	123,006
5.500% 1/15/30 (h)	586,000	562,150
Legacy LifePoint Health LLC
6.750% 4/15/25 (h)	150,000	139,323
Mauser Packaging Solutions Holding Co.
9.250% 4/15/27 (h) (k)	611,000	563,954
Michaels Cos., Inc.
7.875% 5/01/29 (h) (k)	200,000	134,758
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (h)	189,600	190,073
Nabors Industries, Inc.
7.375% 5/15/27 (h)	266,000	253,107
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.500% 2/01/26 (h)	850,000	837,141
Nordstrom, Inc.
5.000% 1/15/44	1,184,000	822,276

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Novelis Corp.
3.875% 8/15/31 (h)	$700,000	$575,828
Occidental Petroleum Corp.
6.125% 1/01/31	452,000	458,961
6.375% 9/01/28	657,000	667,878
OI European Group BV
6.250% 5/15/28 EUR (e) (h)	130,000	144,840
Olympus Water U.S. Holding Corp.
4.250% 10/01/28 (h)	210,000	166,015
5.375% 10/01/29 EUR (e) (h)	235,000	177,740
7.125% 10/01/27 (h) (k)	285,000	256,955
PECF USS Intermediate Holding III Corp.
8.000% 11/15/29 (h)	610,000	343,125
Pentair Finance SARL
5.900% 7/15/32	750,000	756,363
PRA Group, Inc.
7.375% 9/01/25 (h) (k)	250,000	237,653
PROG Holdings, Inc.
6.000% 11/15/29 (h)	317,000	279,124
Sonic Automotive, Inc.
4.625% 11/15/29 (h) (k)	573,000	479,855
4.875% 11/15/31 (h)	289,000	237,149
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000% 9/20/25 (h)	447,000	450,341
Staples, Inc.
10.750% 4/15/27 (h)	164,000	95,267
T-Mobile USA, Inc.
3.375% 4/15/29	750,000	677,286
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	251,000	231,959
TransDigm, Inc.
6.750% 8/15/28 (h)	258,000	258,978
Trident TPI Holdings, Inc.
12.750% 12/31/28 (h)	418,000	433,466
Triumph Group, Inc.
7.750% 8/15/25 (k)	217,000	210,967
9.000% 3/15/28 (h)	500,000	510,519
Upbound Group, Inc.
6.375% 2/15/29 (h) (k)	800,000	710,000
Veritas U.S., Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (h)	225,000	182,569
		27,274,202

TOTAL CORPORATE DEBT (Cost $63,402,901)		53,337,153

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.6%
Cayman Islands — 7.6%
Alinea CLO Ltd., Series 2018-1A, Class E, 3 mo. USD LIBOR + 6.000%
11.250% FRN 7/20/31 (h)	1,250,000	1,077,116
Ares XLVIII CLO Ltd., Series 2018-48A, Class E, 3 mo. USD LIBOR + 5.200%
10.450% FRN 7/20/30 (h)	800,000	660,870
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD LIBOR + 6.610%
11.883% FRN 7/23/34 (h)	1,000,000	851,501

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CIFC Funding Ltd., Series 2017-5A, Class D, 3 mo. USD LIBOR + 6.100%
11.360% FRN 11/16/30 (h)	$500,000	$437,189
Galaxy XXIV CLO Ltd., Series 2017-24A, Class E, 3 mo. USD LIBOR + 5.500%
10.760% FRN 1/15/31 (h)	700,000	615,778
Madison Park Funding XIII Ltd., Series 2014-13A, Class SUB,
0.000% VRN 4/19/30 (g) (h)	500,000	116,579
Madison Park Funding XXVII Ltd., Series 2018-27A, Class D, 3 mo. USD LIBOR + 5.000%
10.250% FRN 4/20/30 (h)	500,000	449,006
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class F, 3 mo. USD LIBOR + 7.600%
12.860% FRN 7/15/30 (h)	500,000	411,823
Magnetite VII Ltd., Series 2012-7A, Class SUB,
0.000% VRN 1/15/28 (g) (h)	2,000,000	553,580
Oak Hill Credit Partners X Ltd., Series 2014-10RA, Class SUB,
0.000% VRN 7/20/26 (g) (h)	1,400,000	559,457
Steele Creek CLO Ltd., Series 2018-2A, Class E, 3 mo. USD LIBOR + 6.200%
11.545% FRN 8/18/31 (h)	850,000	611,295
THL Credit Wind River CLO Ltd.
Series 2018-2A, Class E, 3 mo. USD LIBOR + 5.750% 11.010% FRN 7/15/30 (h)	1,450,000	1,157,326
Series 2017-4A, Class E, 3 mo. USD LIBOR + 5.800% 11.179% FRN 11/20/30 (h)	500,000	420,739
Wellfleet CLO Ltd.
Series 2018-1A, Class E, 3 mo. USD LIBOR + 5.500% 10.760% FRN 7/17/31 (h)	1,000,000	692,089
Series 2017-3A, Class D, 3 mo. USD LIBOR + 5.550% 10.810% FRN 1/17/31 (h)	1,000,000	660,077
		9,274,425
Ireland — 2.0%
Bain Capital Euro CLO DAC, Series 2021-2A, Class E, 3 mo. EUR EURIBOR + 6.220%
9.397% FRN 7/17/34 EUR (h)	800,000	727,860
Blackrock European CLO VII DAC, Series 7X, Class E, 3 mo. EUR EURIBOR + 5.500%
8.347% FRN 10/15/31 EUR (h)	725,000	686,818
Tymon Park CLO DAC, Series 1A, Class DRR, 3 mo. EUR EURIBOR + 6.160%
9.365% FRN 7/21/34 EUR (h)	1,000,000	976,527
		2,391,205

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,196,264)		11,665,630

TOTAL BONDS & NOTES (Cost $130,226,489)		111,587,913

	Number of Shares
WARRANTS — 0.0%
United Kingdom — 0.0%
Travelex Topco Ltd. (a)	837	45,177

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL WARRANTS (Cost $0)		$45,177

TOTAL LONG-TERM INVESTMENTS (Cost $130,576,233)		111,956,122

SHORT-TERM INVESTMENTS — 9.2%

Investment of Cash Collateral from Securities Loaned — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio (l)	3,246,640	3,246,640

	Principal Amount
Repurchase Agreement — 6.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (m)	$8,020,123	8,020,123

TOTAL SHORT-TERM INVESTMENTS (Cost $11,266,763)		11,266,763

TOTAL INVESTMENTS — 101.0% (Cost $141,842,996) (n)		123,222,885

Other Assets/(Liabilities) — (1.0)%		(1,214,004)

NET ASSETS — 100.0%		$122,008,881

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2023, these securities amounted to a value of $444,075 or 0.36% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2023, these securities amounted to a value of $1,513,326 or 1.24% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2023 where the rate will be determined at time of settlement.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2023.
(h)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $57,943,237 or 47.49% of net assets.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2023, these securities amounted to a value of $522,243 or 0.43% of net assets.
(j)	Security is perpetual and has no stated maturity date.
(k)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $3,180,996 or 2.61% of net assets. (Note 2).
(l)	Represents investment of security lending cash collateral. (Note 2).
(m)	Maturity value of $8,021,139. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $8,180,529.
(n)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	7/17/23	USD	72,752	EUR	66,751	$(129)
Canadian Imperial Bank	7/17/23	USD	5,960,865	GBP	4,736,479	(54,931)
Citibank N.A.	7/17/23	USD	27,479,869	EUR	25,513,716	(376,798)
Goldman Sachs International	7/17/23	USD	100,316	CAD	133,770	(679)
						$(432,537)

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.5%

CORPORATE DEBT — 34.6%
Azerbaijan — 1.2%
Southern Gas Corridor CJSC
6.875% 3/24/26 (a)	$600,000	$609,120
Brazil — 3.1%
Acu Petroleo Luxembourg Sarl
7.500% 7/13/35 (a)	537,689	463,558
Braskem Netherlands Finance BV
7.250% 2/13/33 (a)	444,000	436,237
Minerva Luxembourg SA
4.375% 3/18/31 (a)	850,000	665,075
		1,564,870
Chile — 1.7%
Alfa Desarrollo SpA
4.550% 9/27/51 (a)	444,796	326,369
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners
4.050% 4/27/26 (a)	228,000	195,957
Kenbourne Invest SA
4.700% 1/22/28 (a)	510,000	342,154
		864,480
China — 0.9%
Prosus NV
3.832% 2/08/51 (a)	706,000	433,751
Georgia — 2.0%
Silknet JSC
8.375% 1/31/27 (a)	597,000	586,552
TBC Bank JSC 5 Year. USD ICE Swap + 8.995%
10.775% VRN (a) (b)	445,000	428,869
		1,015,421
Ghana — 1.3%
Tullow Oil PLC
7.000% 3/01/25 (a)	340,000	208,716
10.250% 5/15/26 (a)	581,000	441,554
		650,270
Guatemala — 0.8%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
5.250% 4/27/29 (a) (c)	445,000	410,966

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
India — 8.0%
Future Retail Ltd.
5.600% 1/22/25 (a) (d)	$794,000	$14,927
India Cleantech Energy
4.700% 8/10/26 (a)	754,372	658,491
India Toll Roads
5.500% 8/19/24 (a)	999,000	960,289
JSW Steel Ltd.
5.050% 4/05/32 (a)	375,000	303,138
UPL Corp. Ltd. 5 year CMT + 3.865%
5.250% VRN (a) (b)	1,250,000	1,024,875
Vedanta Resources Finance II PLC
8.950% 3/11/25 (a)	1,370,000	1,034,350
		3,996,070
Indonesia — 2.9%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
4.750% 5/15/25 (a)	500,000	486,760
Medco Laurel Tree Pte Ltd.
6.950% 11/12/28 (a)	350,000	321,297
Saka Energi Indonesia PT
4.450% 5/05/24 (a)	680,000	663,000
		1,471,057
Mexico — 6.8%
Banco Mercantil del Norte SA 10 yr. CMT + 5.034%
6.625% VRN (a) (b)	984,000	760,140
Cemex SAB de CV 5 yr. CMT + 4.907%
9.125% VRN (a) (b)	209,000	211,664
Infraestructura Energetica Nova SAB de CV
4.750% 1/15/51 (a)	312,000	230,100
Orbia Advance Corp. SAB de CV
5.500% 1/15/48 (a)	300,000	241,500
Petroleos Mexicanos
6.625% 6/15/38	266,000	177,605
6.950% 1/28/60	1,304,000	813,205
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (a)	500,000	449,250
Tierra Mojada Luxembourg II Sarl
5.750% 12/01/40 (a)	639,777	547,375
		3,430,839
Morocco — 1.3%
OCP SA
5.125% 6/23/51 (a)	912,000	661,674
Paraguay — 1.0%
Rutas 2 & 7 Finance Ltd.
0.000% 9/30/36 (a)	765,000	498,397
Russia — 0.2%
Sovcombank Via SovCom Capital DAC
5 year CMT + 6.380% 7.750% VRN (a) (b) (d)	1,450,000	40,781
5 year CMT + 6.427% 8.000% VRN 4/07/30 (a) (d)	1,165,000	58,250
		99,031

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Saudi Arabia — 1.8%
Greensaif Pipelines Bidco Sarl
6.510% 2/23/42 (a)	$521,000	$541,601
Saudi Arabian Oil Co.
3.500% 11/24/70 (a)	529,000	350,674
		892,275
South Africa — 0.8%
Sasol Financing USA LLC
5.500% 3/18/31	500,000	393,213
Zambia — 0.8%
First Quantum Minerals Ltd.
8.625% 6/01/31 (a) (c)	392,000	401,753

TOTAL CORPORATE DEBT (Cost $22,713,230)		17,393,187

SOVEREIGN DEBT OBLIGATIONS — 60.9%
Albania — 1.5%
Albania Government International Bonds
5.900% 6/09/28 EUR (a) (e)	720,000	767,594
Angola — 2.5%
Angolan Government International Bonds
8.250% 5/09/28 (a)	850,000	752,675
9.375% 5/08/48 (a)	660,000	521,400
		1,274,075
Armenia — 1.2%
Republic of Armenia International Bonds
3.600% 2/02/31 (a)	740,000	579,050
Bahamas — 1.8%
Bahamas Government International Bonds
8.950% 10/15/32 (a)	800,000	685,321
9.000% 6/16/29 (a)	230,000	203,498
		888,819
Brazil — 3.2%
Brazil Notas do Tesouro Nacional, Series F
10.000% 1/01/33 BRL (e)	6,000,000	1,151,544
Brazilian Government International Bonds
4.750% 1/14/50	200,000	146,866
5.625% 2/21/47 (c)	370,000	310,816
		1,609,226
Costa Rica — 1.1%
Costa Rica Government International Bonds
6.125% 2/19/31 (a)	550,000	545,306
Czech Republic — 2.9%
Czech Republic Government International Bonds
0.950% 5/15/30 CZK (a) (e)	20,000,000	730,866
1.500% 4/24/40 CZK (e)	25,250,000	753,363
		1,484,229

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Dominican Republic — 2.2%
Dominican Republic International Bonds
5.500% 2/22/29 (a)	$610,000	$569,998
6.000% 2/22/33 (a)	590,000	543,351
		1,113,349
Guatemala — 1.1%
Guatemala Government International Bonds
4.650% 10/07/41 (a)	710,000	566,313
Hungary — 5.4%
Hungary Government International Bonds
3.000% 4/25/41 HUF (e)	710,000,000	1,277,350
4.500% 3/23/28 HUF (e)	300,000,000	769,063
6.250% 9/22/32 (a)	480,000	491,578
Magyar Export-Import Bank Zrt
6.125% 12/04/27 (a)	200,000	198,001
		2,735,992
Ivory Coast — 2.5%
Ivory Coast Government International Bonds
5.750% STEP 12/31/32 (a)	1,071,516	997,024
5.875% 10/17/31 EUR (a) (e)	300,000	273,346
		1,270,370
Jamaica — 0.5%
Jamaica Government International Bonds
7.875% 7/28/45	200,000	230,301
Mexico — 6.6%
Mexican Bonos
5.750% 3/05/26 MXN (e)	5,210,000	278,169
8.000% 11/07/47 MXN (e)	20,000,000	1,067,243
Mexican Udibonos
4.500% 12/04/25 MXN (e)	10,096,798	574,610
Mexico Government International Bonds
6.338% 5/04/53	540,000	550,075
6.350% 2/09/35	200,000	210,258
7.750% 5/29/31 MXN (e)	12,000,000	662,773
		3,343,128
Morocco — 1.9%
Morocco Government International Bonds
5.500% 12/11/42 (a)	570,000	490,200
6.500% 9/08/33 (a)	430,000	441,825
		932,025
Oman — 1.7%
Oman Government International Bonds
6.250% 1/25/31 (a)	350,000	354,634
6.750% 1/17/48 (a)	200,000	191,829
7.375% 10/28/32 (a)	270,000	296,333
		842,796

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Paraguay — 1.4%
Pakistan Government International Bonds
5.400% 3/30/50 (a)	$330,000	$281,497
Paraguay Government International Bonds
5.600% 3/13/48 (a)	245,000	214,299
6.100% 8/11/44 (a)	245,000	231,366
		727,162
Peru — 2.1%
Peru Government International Bonds
6.850% 2/12/42 PEN (e)	3,909,000	1,048,756
Philippines — 0.5%
Philippines Government International Bonds
5.500% 1/17/48	240,000	245,661
Poland — 0.4%
Bank Gospodarstwa Krajowego
5.375% 5/22/33 (a)	200,000	198,810
Republic of Korea — 2.7%
Korea Treasury Bonds
2.375% 12/10/28 KRW (e)	163,000,000	115,551
3.250% 3/10/53 KRW (e)	1,760,000,000	1,223,224
		1,338,775
Romania — 3.7%
Romania Government International Bonds
3.624% 5/26/30 EUR (a) (e)	640,000	611,044
4.625% 4/03/49 EUR (a) (e)	1,030,000	866,870
6.625% 9/27/29 EUR (a) (e)	340,000	384,591
		1,862,505
Serbia — 2.5%
Senegal Government International Bonds
2.050% 9/23/36 EUR (a) (e)	1,899,000	1,267,558
South Africa — 3.6%
Republic of South Africa Government International Bonds
8.750% 1/31/44 ZAR (e)	20,850,000	812,177
10.500% 12/21/26 ZAR (e)	17,690,000	975,564
		1,787,741
Sri Lanka — 2.6%
Sri Lanka Government International Bonds
6.200% 5/11/27 (a) (d)	400,000	180,163
6.750% 4/18/28 (a) (d)	200,000	90,102
6.825% 7/18/26 (a) (d)	400,000	185,994
6.850% 3/14/24 (a)	320,000	144,179
6.850% 11/03/25 (a) (d)	610,000	286,105
7.550% 3/28/30 (a) (d)	200,000	90,080
7.850% 3/14/29 (a) (d)	750,000	337,797
		1,314,420

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Tajikistan — 1.7%
Republic of Tajikistan International Bonds
7.125% 9/14/27 (a)	$1,015,000	$832,604
Uruguay — 2.1%
Uruguay Government International Bonds
3.875% 7/02/40 UYU (e)	25,368,081	710,610
5.750% 10/28/34	300,000	323,893
		1,034,503
Yugoslavia — 1.5%
North Macedonia Government International Bonds
1.625% 3/10/28 EUR (a) (e)	350,000	308,400
3.675% 6/03/26 EUR (a) (e)	450,000	458,509
		766,909

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $32,322,450)		30,607,977

TOTAL BONDS & NOTES (Cost $55,035,680)		48,001,164

TOTAL PURCHASED OPTIONS(#) — 0.2% (Cost $127,877)		100,237

TOTAL LONG-TERM INVESTMENTS (Cost $55,163,557)		48,101,401

	Number of Shares
SHORT-TERM INVESTMENTS — 1.6%
Investment of Cash Collateral from Securities Loaned — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	418,400	418,400

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (g)	$412,249	412,249

TOTAL SHORT-TERM INVESTMENTS (Cost $830,649)		830,649

TOTAL INVESTMENTS — 97.3% (Cost $55,994,206) (h)		48,932,050

Other Assets/(Liabilities) — 2.7%		1,366,018

NET ASSETS — 100.0%		$50,298,068

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $33,179,274 or 65.97% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $409,797 or 0.81% of net assets. (Note 2).
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2023, these securities amounted to a value of $1,194,119 or 2.37% of net assets.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $412,301. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $420,582.
(h)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
AUD Call USD Put	Goldman Sachs International	12/29/23	0.68	3,925,822	AUD	3,925,822	$44,976	$25,339	$19,637
Put
USD Put ILS Call	Goldman Sachs International	10/03/23	3.62	3,600,000	USD	3,600,000	$44,619	$43,283	$1,336
USD Put NOK Call	Goldman Sachs International	10/17/23	9.89	2,550,000	USD	2,550,000	10,631	48,349	(37,718)
EUR Put SEK Call	UBS AG	8/07/23	10.75	2,560,000	EUR	2,560,000	11	10,906	(10,895)
							$55,261	$102,538	$(47,277)
							$100,237	$127,877	$(27,640)

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
USD Call ILS Put	Goldman Sachs International	10/03/23	3.79	3,600,000	USD	3,600,000	$(45,166)	$(45,443)	$277
USD Call NOK Put	Goldman Sachs International	10/17/23	10.82	2,550,000	USD	2,550,000	(58,627)	(50,893)	(7,734)
EUR Call SEK Put	JP Morgan Chase Bank N.A.	8/07/23	12.25	2,560,000	EUR	2,560,000	(2,754)	(12,025)	9,271
							$(106,547)	$(108,361)	$1,814
Put
AUD Put USD Call	Goldman Sachs International	12/29/23	0.64	3,925,822	AUD	3,925,822	$(31,134)	$(24,223)	$(6,911)
							$(137,681)	$(132,584)	$(5,097)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/25/23	USD	3,992,075	CNH	27,268,381	$235,388
Bank of America N.A.	8/15/23	USD	3,764,565	HUF	1,311,894,288	(37,052)
Bank of America N.A.	8/16/23	PLN	10,047,265	USD	2,401,010	64,814
Bank of America N.A.	8/22/23	JPY	352,916,060	USD	2,630,467	(166,691)
Bank of America N.A.	8/22/23	USD	620,655	CNH	4,304,538	26,301
Barclays Bank PLC	8/22/23	CNH	4,304,538	USD	605,500	(11,146)
BNP Paribas SA	7/18/23	USD	591,000	ILS	2,118,866	19,162
BNP Paribas SA	7/25/23	THB	34,178,095	USD	1,004,204	(38,322)
BNP Paribas SA	8/15/23	USD	671,828	EUR	621,025	(7,200)
Citibank N.A.	7/11/23	CLP	1,355,289,760	USD	1,655,821	33,499
Citibank N.A.	7/11/23	PEN	11,863,551	USD	3,163,614	104,756
Citibank N.A.	7/11/23	USD	1,680,146	CLP	1,355,289,760	(9,174)
Citibank N.A.	7/25/23	IDR	25,048,342,000	USD	1,676,259	(11,467)
Citibank N.A.	7/25/23	JPY	349,247,500	USD	2,640,032	(212,379)
Citibank N.A.	8/22/23	USD	2,714,220	SGD	3,619,444	33,252
Citibank N.A.	8/22/23	USD	1,061,540	PHP	59,796,548	(18,917)
Goldman Sachs International	7/11/23	MXN	9,956,480	USD	580,332	668
Goldman Sachs International	7/11/23	BRL	2,915,202	USD	598,588	9,556
Goldman Sachs International	7/25/23	CNH	27,268,381	USD	3,826,284	(69,597)
Goldman Sachs International	8/15/23	USD	2,726,360	EUR	2,474,073	21,209
Goldman Sachs International	10/10/23	USD	570,408	MXN	9,956,480	(751)
Goldman Sachs International	10/10/23	USD	588,951	BRL	2,915,202	(9,630)
HSBC Bank USA	7/18/23	USD	1,951,989	ZAR	36,080,318	37,415
HSBC Bank USA	7/18/23	NOK	28,977,100	USD	2,752,084	(51,201)
HSBC Bank USA	7/18/23	ILS	5,099,633	USD	1,401,691	(25,406)
HSBC Bank USA	7/18/23	USD	4,386,585	CHF	3,931,289	(11,399)
HSBC Bank USA	7/18/23	USD	2,784,921	NOK	28,977,100	84,038
HSBC Bank USA	8/09/23	USD	709,322	PEN	2,644,918	(17,450)
HSBC Bank USA	8/15/23	ILS	11,496,003	USD	3,153,651	(48,294)
HSBC Bank USA	8/15/23	USD	1,415,499	CZK	30,370,981	23,878
HSBC Bank USA	8/22/23	KRW	4,675,354,030	USD	3,510,632	45,904
HSBC Bank USA	8/22/23	THB	20,077,200	USD	597,892	(28,934)
HSBC Bank USA	8/22/23	USD	2,473,000	KRW	3,171,993,450	60,069
JP Morgan Chase Bank N.A.	7/11/23	BRL	8,283,062	USD	1,695,199	32,742
JP Morgan Chase Bank N.A.	7/11/23	USD	3,124,865	PEN	11,863,551	(143,505)
JP Morgan Chase Bank N.A.	7/11/23	USD	2,167,224	BRL	11,198,263	(168,862)
JP Morgan Chase Bank N.A.	8/09/23	USD	1,000,582	BRL	5,128,531	(63,914)
Morgan Stanley & Co. LLC	7/11/23	USD	1,084,990	MXN	19,912,959	(77,010)
Morgan Stanley & Co. LLC	7/18/23	USD	955,000	ZAR	17,580,804	22,088
Morgan Stanley & Co. LLC	8/15/23	USD	2,559,541	CHF	2,260,959	22,827
Morgan Stanley & Co. LLC	8/22/23	USD	1,191,662	MYR	5,322,082	42,779
Morgan Stanley & Co. LLC	8/22/23	MYR	5,339,103	USD	1,165,234	(12,676)
						$(320,632)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Short
U.S. Treasury Note 10 Year	9/20/23	89	$(10,166,620)	$174,979
U.S. Treasury Ultra 10 Year	9/20/23	13	(1,555,901)	16,213
U.S. Treasury Ultra Bond	9/20/23	7	(942,792)	(10,739)
				$180,453

OTC Credit Default Swaps-Sell Protection†
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Chile	1.000%	Quarterly	Bank of America N.A.	A	6/20/28	USD	1,300,000	$16,796	$(13,473)	$30,269
Malaysia Sovereign	1.000%	Quarterly	Barclays Bank PLC	A	6/20/28	USD	1,000,000	20,574	8,318	12,256
Republic of Philippines	1.000%	Quarterly	Goldman Sachs International	BBB	6/20/28	USD	1,000,000	8,968	(3,732)	12,700
United Mexican States	1.000%	Quarterly	Goldman Sachs International	BBB	6/20/28	USD	1,345,000	255	(19,295)	19,550
Republic of Indonesia	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB	6/20/28	USD	1,280,000	8,762	(9,863)	18,625
Republic of Peru	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB	6/20/28	USD	1,300,000	14,525	(6,167)	20,692
								$69,880	$(44,212)	$114,092

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL CDI	Maturity	11.215%	Maturity	1/02/29	BRL	7,351,584	$54,008	$—	$54,008
BRL CDI	Maturity	11.280%	Maturity	1/02/29	BRL	2,672,803	22,070	—	22,070
BRL CDI	Maturity	13.165%	Maturity	1/02/29	BRL	2,539,758	89,908	—	89,908
BRL CDI	Maturity	13.020%	Maturity	1/02/29	BRL	2,607,099	86,761	—	86,761
3-Month TELBOR	Quarterly	3.685%	Annually	6/19/33	ILS	11,390,000	3,202	—	3,202
							$255,949	$—	$255,949

OTC Currency Swaps
Paid by the Fund				Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional		Frequency	Counterparty	Termination Date	Value	Upfront Premium (Paid)/ Received	Unrealized Appreciation (Depreciation)
Fixed 3.675%	EUR	550,000	Annually	Fixed 4.793%	USD	604,450	Semi- Annually	Citibank N.A.	6/03/26	$1,387	$(467)	$1,855
Fixed 5.875%	EUR	300,000	Annually	Fixed 8.460%	USD	330,000	Semi- Annually	Citibank N.A.	10/17/31	34,581	(270)	34,851
										$35,968	$(737)	$36,706

†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

MassMutual Global Emerging Markets Equity Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 97.1%
Australia — 0.8%
AngloGold Ashanti Ltd. Sponsored ADR	3,754	$79,172
Brazil — 4.0%
Banco do Brasil SA	9,300	95,949
BB Seguridade Participacoes SA	21,700	139,449
Localiza Rent a Car SA	9,700	138,768
Rumo SA	10,500	48,682
		422,848
China — 32.2%
Alibaba Group Holding Ltd. (a)	38,488	400,278
Baidu, Inc. Class A (a)	3,250	55,552
China Construction Bank Corp. Class H	301,000	195,186
China Longyuan Power Group Corp. Class H	110,000	113,672
China Resources Land Ltd.	36,000	153,313
ENN Natural Gas Co. Ltd. Class A	41,900	109,717
JD.com, Inc. Class A	7,162	121,842
Kunlun Energy Co. Ltd.	134,000	105,675
Li Auto, Inc. ADR (a)	4,402	154,510
Luxshare Precision Industry Co. Ltd. Class A	21,900	98,223
Meituan Class B (a) (b)	13,350	209,836
NARI Technology Co. Ltd. Class A	44,208	140,878
Ping An Bank Co. Ltd. Class A	61,200	94,970
Ping An Insurance Group Co. of China Ltd. Class H	35,000	224,251
Sunny Optical Technology Group Co. Ltd.	5,400	54,268
Tencent Holdings Ltd.	14,500	617,157
Topsports International Holdings Ltd. (b)	219,000	190,732
Warom Technology, Inc. Co. Class A	13,500	49,527
WuXi AppTec Co. Ltd. Class H (b)	10,600	85,167
Yum China Holdings, Inc.	3,398	191,987
		3,366,741
Czech Republic — 0.7%
Komercni banka AS	2,232	68,090
Hong Kong — 1.8%
AIA Group Ltd.	18,800	191,820
India — 11.9%
Axis Bank Ltd. GDR	4,245	253,426
HDFC Bank Ltd. ADR	5,780	402,866
Infosys Ltd. ADR	9,197	147,796
Larsen & Toubro Ltd. GDR	1,982	59,658

MassMutual Global Emerging Markets Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Reliance Industries Ltd. GDR (b)	6,072	$378,286
		1,242,032
Indonesia — 3.0%
Bank Negara Indonesia Persero Tbk PT	221,000	135,425
Telkom Indonesia Persero Tbk PT	654,500	174,652
		310,077
Mexico — 2.1%
Grupo Financiero Banorte SAB de CV Class O	17,227	141,725
Wal-Mart de Mexico SAB de CV	20,000	79,325
		221,050
Republic of Korea — 15.6%
Cheil Worldwide, Inc.	6,345	87,550
Hana Financial Group, Inc.	8,102	242,499
Hyundai Motor Co.	1,450	228,149
LG Chem Ltd.	511	261,350
Samsung Electronics Co. Ltd.	14,738	812,306
		1,631,854
Russia — 0.0%
X5 Retail Group NV GDR (a) (b) (c) (d)	4,250	—
Saudi Arabia — 2.8%
Al Rajhi Bank	5,302	103,692
Saudi Tadawul Group Holding Co.	1,849	92,868
Saudi Telecom Co.	8,072	93,637
		290,197
South Africa — 2.6%
Anglo American PLC	4,181	119,448
FirstRand Ltd.	41,232	150,464
		269,912
Taiwan — 15.2%
CTBC Financial Holding Co. Ltd.	153,000	122,331
Hon Hai Precision Industry Co. Ltd.	58,000	211,106
MediaTek, Inc.	6,000	133,183
Powertech Technology, Inc.	44,000	148,824
Taiwan Semiconductor Manufacturing Co. Ltd.	52,000	969,037
		1,584,481
Thailand — 1.5%
CP ALL PCL	89,200	157,580
United Arab Emirates — 1.2%
Emaar Properties PJSC	74,262	130,353
United States — 1.7%
Samsonite International SA (a) (b)	63,300	179,959

TOTAL COMMON STOCK (Cost $9,991,523)		10,146,166

MassMutual Global Emerging Markets Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 1.0%
Brazil — 1.0%
Gerdau SA	20,895	$109,402

TOTAL PREFERRED STOCK (Cost $102,677)		109,402

TOTAL EQUITIES (Cost $10,094,200)		10,255,568

TOTAL LONG-TERM INVESTMENTS (Cost $10,094,200)		10,255,568

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (e)	$267,019	267,019

TOTAL SHORT-TERM INVESTMENTS (Cost $267,019)		267,019

TOTAL INVESTMENTS — 100.7% (Cost $10,361,219) (f)		10,522,587

Other Assets/(Liabilities) — (0.7)%		(73,124)

NET ASSETS — 100.0%		$10,449,463

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $1,043,980 or 9.99% of net assets.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2023, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Maturity value of $267,054. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $272,444.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Advantage Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 26, 2021. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Global Floating Rate Fund (“Global Floating Rate Fund”)

MassMutual Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”)

MassMutual Emerging Markets Debt Blended Total Return Fund (“Emerging Markets Debt Blended Total Return Fund”)

MassMutual Global Emerging Markets Equity Fund (“Global Emerging Markets Equity Fund”)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2023, for the Funds' investments:

Global Floating Rate Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$617,015	$131,889 *	$660,983	$1,409,887
Bank Loans	—	174,354,735	712,744	175,067,479
Corporate Debt	—	7,949,977	—	7,949,977
Warrants	—	15,383	—+	15,383
Short-Term Investments	—	4,894,763	—	4,894,763
Total Investments	$617,015	$187,346,747	$1,373,727	$189,337,489

Liability Investments
Unfunded Loan Commitments**	$—	$(2,788)	$—	$(2,788)

Asset Derivatives
Forward Contracts	$—	$5,604	$—	$5,604

Liability Derivatives
Forward Contracts	$—	$(720,008)	$—	$(720,008)

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Credit Income Opportunities Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
France	$—	$39,958	$—		$39,958
Spain	—	—	—	+	—
United Kingdom	152,936	—	130,138		283,074
Bank Loans	—	46,114,026	471,104		46,585,130
Corporate Debt	—	53,337,153	—	+	53,337,153
Non-U.S. Government Agency Obligations	—	11,665,630	—		11,665,630
Warrants	—	45,177	—		45,177
Short-Term Investments	3,246,640	8,020,123	—		11,266,763
Unfunded Bank Loan Commitments**	—	1,540	—		1,540
Total Investments	$3,399,576	$119,223,607	$601,242		$123,224,425

Liability Derivatives
Forward Contracts	$—	$(432,537)	$—		$(432,537)

Notes to Portfolio of Investments (Unaudited) (Continued)

Emerging Markets Debt Blended Total Return Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$17,393,187	$—	$17,393,187
Sovereign Debt Obligations	—	30,607,977	—	30,607,977
Purchased Options	—	100,237	—	100,237
Short-Term Investments	418,400	412,249	—	830,649
Total Investments	$418,400	$48,513,650	$—	$48,932,050

Asset Derivatives
Forward Contracts	$—	$920,345	$—	$920,345
Futures Contracts	191,192	—	—	191,192
Swap Agreements	—	361,797	—	361,797
Total	$191,192	$1,282,142	$—	$1,473,334

Liability Derivatives
Forward Contracts	$—	$(1,240,977)	$—	$(1,240,977)
Futures Contracts	(10,739)	—	—	(10,739)
Written Options	—	(137,681)	—	(137,681)
Total	$(10,739)	$(1,378,658)	$—	$(1,389,397)

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Emerging Markets Equity Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Australia	$79,172	$—	$—		$79,172
Brazil	422,848	—	—		422,848
China	346,497	3,020,244	—		3,366,741
Czech Republic	—	68,090	—		68,090
Hong Kong	—	191,820	—		191,820
India	1,242,032	—	—		1,242,032
Indonesia	—	310,077	—		310,077
Mexico	221,050	—	—		221,050
Republic of Korea	—	1,631,854	—		1,631,854
Russia	—	—	—	+	—
Saudi Arabia	—	290,197	—		290,197
South Africa	—	269,912	—		269,912
Taiwan	—	1,584,481	—		1,584,481
Thailand	—	157,580	—		157,580
United Arab Emirates	—	130,353	—		130,353
United States	—	179,959	—		179,959
Preferred Stock*
Brazil	109,402	—	—		109,402
Short-Term Investments	—	267,019	—		267,019
Total Investments	$2,421,001	$8,101,586	$—		$10,522,587

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

+	Represents a security at $0 value as of June 30, 2023.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2023, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Notes to Portfolio of Investments (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Credit Income Opportunities Fund invests a significant amount of its assets in foreign securities and each of the Emerging Markets Debt Blended Total Return Fund and Global Emerging Markets Equity Fund invests substantially all of its assets in foreign securities. The Global Floating Rate Fund may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At June 30, 2023, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Floating Rate Fund	$211,018,240	$859,518	$(22,540,269)	$(21,680,751)
Global Credit Income Opportunities Fund	141,842,996	1,530,503	(20,150,614)	(18,620,111)
Emerging Markets Debt Blended Total Return Fund	55,994,206	1,779,330	(8,841,486)	(7,062,156)
Global Emerging Markets Equity Fund	10,361,219	1,786,742	(1,625,374)	161,368

4. New Accounting Pronouncements

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the impact of applying this update.

Notes to Portfolio of Investments (Unaudited) (Continued)

5. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and may continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects. Such factors, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

6. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.